UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC
Master Small Cap Index Series

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds,

             Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock International Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.1%
AGL Energy Ltd.	246,076	$3,602,628
Alumina Ltd.	784,345	883,056
Amcor Ltd.	416,604	4,852,310
AMP Ltd.	1,070,554	4,352,198
APA Group (a)	443,354	2,904,660
Aristocrat Leisure Ltd.	205,692	2,502,637
ASX Ltd.	73,533	2,724,275
Aurizon Holdings Ltd.	765,573	2,768,037
AusNet Services	804,849	1,014,450
Australia & New Zealand Banking Group Ltd.	1,056,011	22,494,657
Bank of Queensland Ltd.	132,943	1,164,374
Bendigo & Adelaide Bank Ltd.	159,193	1,320,316
BGP Holdings PLC (b)	783,183	9
BHP Billiton Ltd.	1,162,472	20,136,893
Boral Ltd.	247,399	1,286,962
Brambles Ltd.	568,480	5,239,982
Caltex Australia Ltd.	101,701	2,688,847
Challenger Ltd.	196,281	1,537,020
CIMIC Group Ltd.	29,853	661,169
Coca-Cola Amatil Ltd.	196,156	1,546,718
Cochlear Ltd.	21,942	2,378,357
Commonwealth Bank of Australia	620,796	34,617,566
Computershare Ltd.	159,385	1,264,168
Crown Resorts Ltd.	127,577	1,286,919
CSL Ltd.	165,840	13,637,104
Dexus Property Group	327,971	2,305,164
Domino’s Pizza Enterprises Ltd.	21,754	1,178,676
DUET Group (a)	832,825	1,603,441
Flight Centre Travel Group Ltd.	14,458	404,745
Fortescue Metals Group Ltd.	606,249	2,320,464
Goodman Group	665,419	3,729,462
GPT Group	620,394	2,415,846
Harvey Norman Holdings Ltd.	199,302	797,791
Healthscope Ltd.	572,674	1,352,639
Incitec Pivot Ltd.	699,652	1,520,636
Insurance Australia Group Ltd.	899,481	3,788,140
Lend Lease Group (a)	212,775	2,305,730
Macquarie Group Ltd.	109,898	6,950,438
Medibank Pvt Ltd.	978,840	1,864,675
Mirvac Group	1,395,790	2,406,334
National Australia Bank Ltd.	957,442	20,581,147
Newcrest Mining Ltd.	282,074	4,761,445
Oil Search Ltd.	510,559	2,811,913
Orica Ltd.	133,041	1,558,538
Origin Energy Ltd.	691,591	2,916,650
Platinum Asset Management Ltd.	63,850	247,082
Qantas Airways Ltd.	159,123	382,184
QBE Insurance Group Ltd.	507,362	3,630,431
Ramsay Health Care Ltd.	52,761	3,210,439
REA Group Ltd.	22,709	987,726
Rio Tinto Ltd.	153,537	6,107,774
Santos Ltd.	523,919	1,476,654
Scentre Group	1,898,709	6,854,688

Common Stocks	Shares	Value
Australia (continued)
Seek Ltd.	106,837	$1,280,766
Sonic Healthcare Ltd.	136,897	2,318,224
South32 Ltd.	1,971,663	3,673,638
Stockland	880,404	3,224,409
Suncorp Group Ltd.	471,669	4,400,380
Sydney Airport (a)	377,971	2,025,950
Tabcorp Holdings Ltd.	259,524	993,806
Tatts Group Ltd.	575,404	1,617,213
Telstra Corp. Ltd.	1,537,992	6,132,149
TPG Telecom Ltd.	123,145	817,167
Transurban Group (a)	728,391	6,365,633
Treasury Wine Estates Ltd.	251,568	2,134,978
Vicinity Centres	1,248,117	3,043,861
Vocus Communications Ltd.	152,589	731,791
Wesfarmers Ltd.	407,603	13,818,195
Westfield Corp.	714,557	5,346,738
Westpac Banking Corp.	1,207,384	27,470,587
Woodside Petroleum Ltd.	278,369	6,172,206
Woolworths Ltd.	464,819	8,322,000

		327,225,855
Austria — 0.2%
Andritz AG	24,967	1,358,629
Erste Group Bank AG (b)	99,151	2,936,028
Immoeast	30,711	—
OMV AG	57,180	1,646,327
Raiffeisen Bank International AG (b)	39,292	598,069
Voestalpine AG	46,828	1,618,888

		8,157,941
Belgium — 1.4%
Ageas	73,375	2,682,837
Anheuser-Busch InBev SA	291,052	38,275,602
Colruyt SA	22,252	1,235,778
Groupe Bruxelles Lambert SA	30,636	2,719,337
KBC Group NV (b)	89,747	5,239,056
Proximus	51,950	1,554,134
Solvay SA	28,104	3,256,470
Telenet Group Holding NV (b)	16,782	876,659
UCB SA	45,997	3,560,428
Umicore SA	32,154	2,018,917

		61,419,218
Denmark — 1.7%
A.P. Moeller—Maersk A/S, Class A	1,425	2,002,109
A.P. Moeller—Maersk A/S, Class B	2,225	3,272,742
Carlsberg A/S, Class B	38,881	3,716,009
Chr Hansen Holding A/S	32,942	1,962,180
Coloplast A/S, Class B	44,607	3,469,144
Danske Bank A/S	244,536	7,154,120
DSV A/S	69,368	3,461,125
Genmab A/S (b)	21,053	3,603,279

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Denmark (continued)
ISS A/S	62,602	$2,601,408
Novo Nordisk A/S, Class B	692,026	28,842,735
Novozymes A/S, Class B	85,953	3,791,032
Pandora A/S	39,874	4,829,523
TDC A/S (b)	292,491	1,722,589
Tryg A/S	37,209	747,632
Vestas Wind Systems A/S	81,970	6,771,010
William Demant Holding A/S (b)	44,366	905,395

		78,852,032
Finland — 1.0%
Elisa OYJ	49,941	1,840,489
Fortum OYJ	157,329	2,542,424
Kone OYJ, Class B	125,145	6,353,231
Metso OYJ	37,252	1,087,104
Neste Oil OYJ	50,850	2,169,054
Nokia OYJ	2,112,060	12,242,237
Nokian Renkaat OYJ	39,688	1,447,023
Orion OYJ, Class B	34,929	1,377,029
Sampo OYJ, Class A	165,575	7,356,071
Stora Enso OYJ, Class R	194,122	1,724,432
UPM-Kymmene OYJ	195,408	4,125,953
Wartsila OYJ	55,993	2,520,739

		44,785,786
France — 9.4%
Accor SA	57,709	2,289,851
Aeroports de Paris	11,308	1,122,050
Air Liquide SA	140,241	15,038,948
Airbus Group SE	213,934	12,975,342
Alstom SA (b)	51,884	1,372,875
ArcelorMittal (b)	670,315	4,087,818
Arkema SA	22,838	2,114,393
AtoS SE	31,902	3,434,524
AXA SA	703,109	14,949,610
BNP Paribas SA	383,460	19,722,706
Bollore SA	354,110	1,232,730
Bouygues SA	69,179	2,294,202
Bureau Veritas SA	88,005	1,888,148
Cap Gemini SA	58,355	5,721,322
Carrefour SA	199,033	5,160,591
Casino Guichard-Perrachon SA	23,687	1,152,946
Christian Dior SA	19,733	3,539,049
Cie Generale des Etablissements Michelin	67,356	7,458,663
CNP Assurances	70,636	1,186,748
Compagnie de Saint-Gobain	180,033	7,790,021
Credit Agricole SA	382,122	3,769,212
Danone SA	213,660	15,864,853
Dassault Systemes SA	46,935	4,074,446
Edenred	73,835	1,725,350
Eiffage SA	19,690	1,530,198
Electricite de France SA	88,957	1,082,802

Common Stocks	Shares	Value
France (continued)
Engie SA	520,806	$8,074,939
Essilor International SA	74,437	9,602,035
Eurazeo	12,896	748,140
Eutelsat Communications SA	66,765	1,381,858
Fonciere Des Regions	13,150	1,225,365
Gecina SA	13,824	2,178,517
Groupe Eurotunnel SE, Registered Shares	154,181	1,670,148
Hermes International	9,553	3,889,129
ICADE	15,620	1,218,797
Iliad SA	9,066	1,903,284
Imerys SA	14,357	1,036,965
Ingenico Group SA	18,394	1,608,261
JCDecaux SA	23,090	746,605
Kering	27,297	5,508,068
Klepierre	81,313	3,732,504
L’Oreal SA	91,697	17,331,588
Lagardere SCA	51,741	1,317,650
Legrand SA	95,677	5,640,070
LVMH Moet Hennessy Louis Vuitton SE	100,952	17,213,406
Natixis SA	341,634	1,594,023
Orange SA	719,073	11,266,101
Pernod Ricard SA	76,856	9,102,370
Peugeot SA (b)	176,805	2,699,949
Publicis Groupe SA	68,361	5,172,722
Remy Cointreau SA	6,986	596,144
Renault SA	68,941	5,671,718
Rexel SA	101,975	1,562,091
Safran SA	113,976	8,197,386
Sanofi	419,194	31,921,998
Schneider Electric SE	202,438	14,082,352
SCOR SE	58,743	1,826,788
SES SA	134,167	3,294,450
SFR Group SA	42,483	1,251,357
Societe BIC SA	9,961	1,472,726
Societe Generale SA	277,713	9,607,266
Sodexo SA	35,068	4,177,293
Suez	128,047	2,116,004
Technip SA	41,306	2,539,253
Thales SA	38,826	3,575,131
TOTAL SA	795,693	37,843,605
Unibail-Rodamco SE	36,127	9,740,822
Valeo SA	84,984	4,960,408
Veolia Environnement SA	163,438	3,765,870
Vinci SA	182,820	14,000,039
Vivendi SA	422,974	8,536,652
Wendel SA	11,895	1,388,131
Zodiac Aerospace	81,835	1,991,665

		432,561,041
Germany — 8.4%
adidas AG	68,153	11,853,468

2	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Germany (continued)
Allianz SE, Registered Shares	165,411	$24,581,740
Axel Springer AG	14,063	720,633
BASF SE	332,444	28,465,603
Bayer AG, Registered Shares	299,314	30,060,163
Bayerische Motoren Werke AG	117,010	9,851,677
Bayerische Motoren Werke AG, Preference Shares	21,253	1,568,562
Beiersdorf AG	37,520	3,541,625
Brenntag AG	58,093	3,174,714
Commerzbank AG	366,010	2,364,771
Continental AG	40,042	8,436,895
Covestro AG (c)	24,935	1,475,605
Daimler AG, Registered Shares	348,505	24,579,217
Deutsche Bank AG, Registered Shares (b)	491,210	6,402,054
Deutsche Boerse AG (b)	70,219	5,699,552
Deutsche Lufthansa AG, Registered Shares	105,061	1,171,256
Deutsche Post AG, Registered Shares	351,165	10,994,434
Deutsche Telekom AG, Registered Shares	1,167,165	19,608,952
Deutsche Wohnen AG, Bearer Shares	122,136	4,444,292
E.ON SE	724,262	5,147,684
Evonik Industries AG	62,158	2,104,317
Fraport AG Frankfurt Airport Services Worldwide	16,908	925,376
Fresenius Medical Care AG & Co. KGaA	78,158	6,837,724
Fresenius SE & Co. KGaA	148,208	11,839,079
Fuchs Petrolub SE, Preference Shares	28,016	1,279,108
GEA Group AG	67,017	3,725,940
Hannover Rueck SE	23,099	2,476,103
HeidelbergCement AG	51,256	4,847,369
Henkel AG & Co. KGaA	37,613	4,386,950
Hochtief AG	9,393	1,325,585
Hugo Boss AG	22,616	1,251,917
Infineon Technologies AG	415,221	7,404,017
K+S AG, Registered Shares	71,063	1,349,392
Lanxess AG	31,549	1,963,837
Linde AG	67,226	11,423,083
MAN SE	12,440	1,312,081
Merck KGaA	46,364	5,001,042
Metro AG	59,623	1,774,723
Muenchener Rueckversicherungs AG, Registered Shares	58,293	10,887,138
OSRAM Licht AG	29,385	1,726,261
Porsche Automobil Holding SE, Preference Shares	56,618	2,896,171
ProSiebenSat.1 Media AG, Registered Shares	74,340	3,187,337

Common Stocks	Shares	Value
Germany (continued)
RWE AG (b)	181,576	$3,135,728
SAP SE	355,726	32,531,959
Schaeffler AG	49,353	781,566
Siemens AG, Registered Shares	276,892	32,468,408
Symrise AG	45,972	3,371,336
Telefonica Deutschland Holding AG	325,977	1,314,312
ThyssenKrupp AG	140,800	3,364,116
TUI AG	166,607	2,367,471
United Internet AG, Registered Shares	42,689	1,890,568
Volkswagen AG	10,848	1,570,819
Vonovia SE	166,905	6,327,225
Zalando SE (b)(c)	30,213	1,262,338

		384,453,293
Hong Kong — 3.4%
AIA Group Ltd.	4,361,400	29,329,287
ASM Pacific Technology Ltd.	68,604	567,860
Bank of East Asia Ltd.	464,932	1,897,562
BOC Hong Kong Holdings Ltd.	1,352,900	4,603,106
Cathay Pacific Airways Ltd.	348,263	486,849
Cheung Kong Infrastructure Holdings Ltd.	264,500	2,281,293
Cheung Kong Property Holdings Ltd.	947,939	6,972,901
CK Hutchison Holdings Ltd.	977,939	12,500,252
CLP Holdings Ltd.	594,187	6,154,028
First Pacific Co. Ltd.	585,250	418,037
Galaxy Entertainment Group Ltd.	875,000	3,327,393
Hang Lung Properties Ltd.	746,000	1,692,180
Hang Seng Bank Ltd.	276,753	4,968,068
Henderson Land Development Co. Ltd.	410,742	2,450,800
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	1,282,000	1,256,890
HKT Trust & HKT Ltd. (a)	928,560	1,307,291
Hong Kong & China Gas Co. Ltd.	2,827,162	5,368,205
Hong Kong Exchanges & Clearing Ltd.	403,002	10,665,582
Hongkong Land Holdings Ltd.	437,300	3,115,666
Hysan Development Co. Ltd.	206,791	972,963
Jardine Matheson Holdings Ltd.	90,400	5,479,144
Kerry Properties Ltd.	190,500	625,844
Li & Fung Ltd.	2,261,980	1,165,527
Link REIT	809,914	5,978,857
Melco Crown Entertainment Ltd. — ADR	83,947	1,352,386
MGM China Holdings Ltd.	276,400	483,313
MTR Corp. Ltd.	541,000	2,989,579
New World Development Co. Ltd.	1,884,968	2,471,745
NWS Holdings Ltd.	685,824	1,149,310
PCCW Ltd.	1,747,000	1,076,002
Power Assets Holdings Ltd.	502,000	4,912,406

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Sands China Ltd.	898,200	$3,936,923
Shangri-La Asia Ltd.	729,905	802,250
Sino Land Co. Ltd.	1,173,263	2,091,140
SJM Holdings Ltd.	538,000	398,695
Sun Hung Kai Properties Ltd.	528,324	8,031,980
Swire Pacific Ltd., Class A	180,077	1,950,277
Swire Properties Ltd.	456,600	1,342,937
Techtronic Industries Co. Ltd.	526,500	2,062,454
WH Group Ltd. (c)	2,128,000	1,719,940
Wharf Holdings Ltd.	496,357	3,641,559
Wheelock & Co. Ltd.	284,000	1,686,894
Wynn Macau Ltd.	492,400	821,919
Yue Yuen Industrial Holdings Ltd.	252,285	1,042,655

		157,549,949
Ireland — 1.2%
Bank of Ireland (b)	10,455,168	2,185,885
CRH PLC	300,252	9,970,163
DCC PLC	30,754	2,794,202
Experian PLC	352,125	7,034,740
James Hardie Industries PLC	152,123	2,381,692
Kerry Group PLC, Class A	57,213	4,766,277
Paddy Power Betfair PLC	29,722	3,360,842
Ryanair Holdings PLC	9,354	127,466
Shire PLC	325,238	21,030,906

		53,652,173
Israel — 0.7%
Azrieli Group Ltd.	20,626	903,676
Bank Hapoalim BM	385,846	2,190,894
Bank Leumi Le-Israel BM (b)	516,361	1,965,181
Bezeq The Israeli Telecommunication Corp. Ltd.	802,855	1,514,812
Check Point Software Technologies Ltd. (b)	48,849	3,791,171
Israel Chemicals Ltd.	165,989	646,622
Mizrahi Tefahot Bank Ltd.	47,961	609,985
Mobileye NV (b)	59,054	2,513,929
NICE Ltd.	22,742	1,514,305
Taro Pharmaceutical Industries Ltd. (b)	6,231	688,588
Teva Pharmaceutical Industries Ltd.	330,433	15,337,002

		31,676,165
Italy — 1.7%
Assicurazioni Generali SpA	420,798	5,135,389
Atlantia SpA	149,976	3,809,031
Enel SpA	2,759,874	12,299,983
Eni SpA	886,522	12,775,032
Exor SpA	40,614	1,644,516
Ferrari NV	47,660	2,476,669
Intesa Sanpaolo SpA	4,886,595	10,812,823

Common Stocks	Shares	Value
Italy (continued)
Leonardo-Finmeccanica SpA (b)	99,828	$1,131,518
Luxottica Group SpA	62,893	3,003,964
Mediobanca SpA	206,008	1,340,776
Poste Italiane SpA (c)	185,431	1,272,234
Prysmian SpA	69,483	1,819,446
Saipem SpA (b)	2,143,978	908,349
Snam SpA	905,640	5,021,649
Telecom Italia SpA (b)	3,611,311	3,000,638
Telecom Italia SpA, Non-Convertible Savings Shares (b)	2,263,286	1,536,414
Tenaris SA	183,350	2,611,501
Terna — Rete Elettrica Nazionale SpA	581,991	2,999,899
UniCredit SpA	1,907,442	4,446,077
Unione di Banche Italiane SCpA (d)	401,633	925,671
UnipolSai SpA	360,094	586,309

		79,557,888
Japan — 23.5%
ABC-Mart, Inc.	9,600	653,750
Acom Co. Ltd. (b)	109,100	514,355
Aeon Co. Ltd.	240,900	3,564,228
AEON Financial Service Co. Ltd.	41,000	717,671
Aeon Mall Co. Ltd.	33,350	526,759
Air Water, Inc.	61,000	1,151,901
Aisin Seiki Co. Ltd.	72,400	3,316,908
Ajinomoto Co., Inc.	200,700	4,474,893
Alfresa Holdings Corp.	61,500	1,302,223
Alps Electric Co. Ltd.	68,000	1,641,368
Amada Holdings Co. Ltd.	127,600	1,327,333
ANA Holdings, Inc.	453,000	1,230,681
Aozora Bank Ltd.	402,000	1,385,598
Asahi Glass Co. Ltd.	346,100	2,237,865
Asahi Group Holdings Ltd.	141,400	5,150,814
Asahi Kasei Corp.	474,000	3,777,383
Ashikaga Holdings Co., Ltd.	111,500	399,454
Asics Corp.	64,300	1,295,535
Astellas Pharma, Inc.	764,000	11,932,960
Bandai Namco Holdings, Inc.	66,800	2,044,620
Bank of Kyoto Ltd.	106,000	775,902
Benesse Holdings, Inc.	19,000	485,285
Bridgestone Corp.	237,000	8,731,970
Brother Industries Ltd.	80,200	1,410,043
Calbee, Inc.	26,800	1,015,405
Canon, Inc.	386,200	11,212,295
Casio Computer Co. Ltd.	84,700	1,185,885
Central Japan Railway Co.	52,500	8,988,258
Chiba Bank Ltd.	235,000	1,334,611
Chubu Electric Power Co., Inc.	246,100	3,580,872
Chugai Pharmaceutical Co. Ltd.	82,700	2,989,123
Chugoku Bank Ltd.	58,000	707,493
Chugoku Electric Power Co., Inc.	105,900	1,331,620
Concordia Financial Group Ltd.	403,600	1,761,007

4	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Japan (continued)
Credit Saison Co. Ltd.	61,200	$1,016,059
CYBERDYNE, Inc. (b)(d)	29,900	468,286
Dai Nippon Printing Co. Ltd.	181,000	1,775,544
Dai-ichi Life Insurance Co. Ltd.	384,100	5,269,661
Daicel Corp.	89,700	1,133,546
Daiichi Sankyo Co. Ltd.	217,500	5,226,177
Daikin Industries Ltd.	85,600	7,987,832
Daito Trust Construction Co. Ltd.	26,300	4,206,411
Daiwa House Industry Co. Ltd.	203,400	5,582,247
Daiwa House REIT Investment Corp.	464	1,360,213
Daiwa Securities Group, Inc.	622,000	3,502,052
Denso Corp.	178,500	7,122,961
Dentsu, Inc.	80,413	4,092,835
Don Quijote Holdings Co. Ltd.	41,300	1,515,102
East Japan Railway Co.	120,749	10,899,288
Eisai Co. Ltd.	90,100	5,635,171
Electric Power Development Co. Ltd.	50,000	1,201,715
FamilyMart UNY Holdings Co. Ltd.	28,900	1,929,258
FANUC Corp.	70,800	11,959,210
Fast Retailing Co. Ltd.	19,000	6,118,462
Fuji Electric Co. Ltd.	167,800	771,177
Fuji Heavy Industries Ltd.	223,500	8,385,605
FUJIFILM Holdings Corp.	156,200	5,786,097
Fujitsu Ltd.	681,000	3,664,885
Fukuoka Financial Group, Inc.	331,000	1,375,748
GungHo Online Entertainment, Inc. (d)	164,100	403,226
Hachijuni Bank Ltd.	186,400	970,801
Hakuhodo DY Holdings, Inc.	65,000	761,807
Hamamatsu Photonics KK	49,800	1,532,120
Hankyu Hanshin Holdings, Inc.	90,800	3,130,682
Hikari Tsushin, Inc.	9,100	845,031
Hino Motors Ltd.	114,900	1,227,612
Hirose Electric Co. Ltd.	10,400	1,367,416
Hiroshima Bank Ltd.	218,000	904,261
Hisamitsu Pharmaceutical Co., Inc.	21,600	1,167,477
Hitachi Chemical Co. Ltd.	35,600	817,978
Hitachi Construction Machinery Co. Ltd.	39,000	777,701
Hitachi High-Technologies Corp.	23,400	936,726
Hitachi Ltd.	1,749,000	8,196,832
Hitachi Metals Ltd.	89,400	1,099,817
Hokuriku Electric Power Co.	77,700	946,854
Honda Motor Co. Ltd.	590,000	17,027,564
Hoshizaki Corp.	20,000	1,825,115
Hoya Corp.	145,400	5,849,123
Hulic Co. Ltd.	121,900	1,245,488
Idemitsu Kosan Co. Ltd.	25,700	532,098
IHI Corp.	498,000	1,447,290
Iida Group Holdings Co. Ltd.	65,000	1,307,977
Inpex Corp.	353,800	3,216,915

Common Stocks	Shares	Value
Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	109,805	$1,081,177
Isuzu Motors Ltd.	226,000	2,660,260
ITOCHU Corp.	530,300	6,676,243
Iyo Bank Ltd.	62,100	376,051
J. Front Retailing Co. Ltd.	95,500	1,250,471
Japan Airlines Co. Ltd.	47,480	1,395,696
Japan Airport Terminal Co. Ltd.	15,200	581,223
Japan Exchange Group, Inc.	192,900	3,016,197
Japan Post Bank Co. Ltd.	142,500	1,693,300
Japan Post Holdings Co. Ltd.	171,800	2,159,736
Japan Prime Realty Investment Corp.	351	1,584,713
Japan Real Estate Investment Corp.	497	2,972,018
Japan Retail Fund Investment Corp.	877	2,163,004
Japan Tobacco, Inc.	398,100	16,296,301
JFE Holdings, Inc.	178,500	2,609,397
JGC Corp.	65,800	1,145,481
Joyo Bank Ltd. (b)	210,000	888,418
JSR Corp.	66,200	1,040,497
JTEKT Corp.	77,400	1,162,547
JX Holdings, Inc.	786,760	3,184,457
Kajima Corp.	311,800	2,181,937
Kakaku.com, Inc.	58,700	1,062,933
Kamigumi Co. Ltd.	74,000	645,573
Kaneka Corp.	87,000	688,817
Kansai Electric Power Co., Inc. (b)	278,500	2,533,623
Kansai Paint Co. Ltd.	77,700	1,703,230
Kao Corp.	182,400	10,312,536
Kawasaki Heavy Industries Ltd.	471,000	1,459,262
KDDI Corp.	663,800	20,565,852
Keihan Holdings Co. Ltd.	199,000	1,391,818
Keikyu Corp.	163,000	1,700,821
Keio Corp.	194,000	1,696,486
Keisei Electric Railway Co. Ltd.	59,000	1,475,139
Keyence Corp.	16,492	12,083,507
Kikkoman Corp.	50,000	1,601,341
Kintetsu Group Holdings Co. Ltd.	675,000	2,832,953
Kirin Holdings Co. Ltd.	301,300	5,007,513
Kobe Steel Ltd. (b)	96,000	870,712
Koito Manufacturing Co. Ltd.	39,000	1,898,116
Komatsu Ltd.	337,600	7,744,275
Konami Holdings Corp.	32,300	1,248,082
Konica Minolta, Inc.	158,400	1,341,380
Kose Corp.	9,500	972,771
Kubota Corp.	376,800	5,703,059
Kuraray Co. Ltd.	120,900	1,793,551
Kurita Water Industries Ltd.	29,700	705,712
Kyocera Corp.	114,800	5,516,514
Kyowa Hakko Kirin Co. Ltd.	95,000	1,500,549
Kyushu Electric Power Co. Inc.	154,400	1,449,235
Kyushu Financial Group, Inc.	100,900	687,474

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Japan (continued)
Lawson, Inc.	21,700	$1,714,236
LIXIL Group Corp.	101,300	2,170,210
M3, Inc.	72,900	2,495,400
Mabuchi Motor Co. Ltd.	20,100	1,115,364
Makita Corp.	41,300	2,942,616
Marubeni Corp.	621,700	3,193,732
Marui Group Co. Ltd.	85,100	1,124,153
Maruichi Steel Tube Ltd.	16,500	570,541
Mazda Motor Corp.	213,580	3,276,694
McDonald’s Holdings Co. Japan Ltd.	20,700	609,732
Medipal Holdings Corp.	60,200	1,043,515
Meiji Holdings Co. Ltd.	42,700	4,239,708
Minebea Co. Ltd.	118,300	1,118,839
Miraca Holdings, Inc.	18,800	937,434
Mitsubishi Chemical Holdings Corp.	500,900	3,140,342
Mitsubishi Corp.	546,800	12,464,883
Mitsubishi Electric Corp.	699,000	8,958,876
Mitsubishi Estate Co. Ltd.	460,000	8,632,617
Mitsubishi Gas Chemical Co., Inc.	59,000	844,707
Mitsubishi Heavy Industries Ltd.	1,152,200	4,819,775
Mitsubishi Logistics Corp.	31,000	448,342
Mitsubishi Materials Corp.	37,900	1,036,655
Mitsubishi Motors Corp.	238,700	1,115,033
Mitsubishi Tanabe Pharma Corp.	78,300	1,677,062
Mitsubishi UFJ Financial Group, Inc.	4,618,374	23,397,064
Mitsubishi UFJ Lease & Finance Co. Ltd.	157,100	720,920
Mitsui & Co. Ltd.	619,900	8,591,123
Mitsui Chemicals, Inc.	298,000	1,417,511
Mitsui Fudosan Co. Ltd.	316,000	6,722,713
Mitsui OSK Lines Ltd.	350,000	813,888
Mixi, Inc.	14,600	528,970
Mizuho Financial Group, Inc.	8,616,464	14,522,516
MS&AD Insurance Group Holdings, Inc.	181,170	5,049,426
Murata Manufacturing Co. Ltd.	69,300	9,045,943
Nabtesco Corp.	35,200	997,238
Nagoya Railroad Co. Ltd.	307,000	1,670,584
NEC Corp.	998,000	2,574,076
Nexon Co. Ltd.	61,100	959,795
NGK Insulators Ltd.	87,500	1,818,300
NGK Spark Plug Co. Ltd.	70,700	1,249,292
NH Foods Ltd.	64,000	1,546,073
NHK Spring Co. Ltd.	75,700	733,852
Nidec Corp.	87,300	8,069,412
Nikon Corp.	113,600	1,696,531
Nintendo Co. Ltd.	41,000	10,977,852
Nippon Building Fund, Inc.	516	3,269,297
Nippon Electric Glass Co. Ltd.	120,500	623,939
Nippon Express Co. Ltd.	331,000	1,547,417

Common Stocks	Shares	Value
Japan (continued)
Nippon Paint Holdings Co. Ltd.	57,300	$1,917,419
Nippon Prologis REIT, Inc.	531	1,343,030
Nippon Steel & Sumitomo Metal Corp.	289,600	5,942,703
Nippon Telegraph & Telephone Corp.	250,400	11,452,283
Nippon Yusen KK	646,000	1,209,528
Nissan Motor Co. Ltd.	894,800	8,776,975
Nisshin Seifun Group, Inc.	69,840	1,064,542
Nissin Foods Holdings Co. Ltd.	19,900	1,209,508
Nitori Holdings Co. Ltd.	30,200	3,620,155
Nitto Denko Corp.	61,110	3,968,838
NOK Corp.	30,900	676,136
Nomura Holdings, Inc.	1,288,600	5,774,907
Nomura Real Estate Holdings, Inc.	36,100	610,211
Nomura Real Estate Master Fund, Inc.	1,513	2,523,471
Nomura Research Institute Ltd.	41,700	1,439,239
NSK Ltd.	156,500	1,604,556
NTT Data Corp.	43,700	2,182,568
NTT DoCoMo, Inc.	501,500	12,739,604
NTT Urban Development Corp.	34,500	333,308
Obayashi Corp.	247,300	2,452,913
Obic Co. Ltd.	27,700	1,474,992
Odakyu Electric Railway Co. Ltd.	102,000	2,271,247
Oji Holdings Corp.	278,000	1,101,863
Olympus Corp.	105,900	3,698,170
Omron Corp.	73,600	2,649,224
Ono Pharmaceutical Co. Ltd.	150,800	4,210,403
Oracle Corp. Japan	12,100	683,623
Oriental Land Co. Ltd.	80,200	4,884,000
ORIX Corp.	467,400	6,895,388
Osaka Gas Co. Ltd.	739,000	3,099,527
Otsuka Corp.	15,900	755,196
Otsuka Holdings Co. Ltd.	144,700	6,595,807
Panasonic Corp.	800,600	8,007,242
Park24 Co. Ltd.	33,300	1,083,015
Pola Orbis Holdings, Inc.	7,000	626,618
Rakuten, Inc.	334,900	4,371,549
Recruit Holdings Co. Ltd.	134,000	5,466,287
Resona Holdings, Inc.	814,256	3,424,436
Ricoh Co. Ltd.	229,900	2,080,460
Rinnai Corp.	11,700	1,089,198
Rohm Co. Ltd.	32,300	1,702,547
Ryohin Keikaku Co. Ltd.	8,000	1,615,672
Sankyo Co. Ltd.	13,200	450,969
Santen Pharmaceutical Co. Ltd.	142,600	2,105,684
SBI Holdings, Inc.	71,440	853,309
Secom Co. Ltd.	75,900	5,667,776
Sega Sammy Holdings, Inc.	77,132	1,100,283
Seibu Holdings, Inc.	60,100	992,140
Seiko Epson Corp.	93,200	1,794,603
Sekisui Chemical Co. Ltd.	156,100	2,245,059

6	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Japan (continued)
Sekisui House Ltd.	218,400	$3,720,809
Seven & i Holdings Co. Ltd.	272,700	12,891,963
Seven Bank Ltd.	223,800	716,806
Sharp Corp. (b)	417,000	553,053
Shikoku Electric Power Co., Inc. (b)	84,800	838,590
Shimadzu Corp.	95,000	1,449,846
Shimamura Co. Ltd.	6,900	840,015
Shimano, Inc.	27,700	4,114,105
Shimizu Corp.	198,000	1,769,625
Shin-Etsu Chemical Co. Ltd.	140,800	9,824,010
Shinsei Bank Ltd.	712,000	1,079,695
Shionogi & Co. Ltd.	107,100	5,487,108
Shiseido Co. Ltd.	138,500	3,668,268
Shizuoka Bank Ltd.	176,000	1,410,111
Showa Shell Sekiyu KK	52,700	489,904
SMC Corp.	20,900	6,034,515
Softbank Group Corp.	347,600	22,527,458
Sohgo Security Services Co. Ltd.	26,100	1,402,687
Sompo Japan Nipponkoa Holdings, Inc.	131,075	3,884,722
Sony Corp.	457,000	15,140,680
Sony Financial Holdings, Inc.	55,800	768,462
Stanley Electric Co. Ltd.	51,400	1,389,742
Start Today Co. Ltd.	63,000	1,084,020
Sumitomo Chemical Co. Ltd.	595,000	2,643,828
Sumitomo Corp.	431,900	4,834,965
Sumitomo Dainippon Pharma Co. Ltd.	55,600	1,076,900
Sumitomo Electric Industries Ltd.	280,500	3,965,347
Sumitomo Heavy Industries Ltd.	195,000	963,491
Sumitomo Metal Mining Co. Ltd.	187,000	2,582,796
Sumitomo Mitsui Financial Group, Inc.	486,550	16,435,465
Sumitomo Mitsui Trust Holdings, Inc.	121,582	3,972,277
Sumitomo Realty & Development Co. Ltd.	136,000	3,525,229
Sumitomo Rubber Industries Ltd.	50,700	766,882
Sundrug Co. Ltd.	14,800	1,242,301
Suntory Beverage & Food Ltd.	53,100	2,295,957
Suruga Bank Ltd.	59,200	1,419,002
Suzuken Co. Ltd.	24,000	792,492
Suzuki Motor Corp.	127,700	4,277,315
Sysmex Corp.	57,700	4,280,963
T&D Holdings, Inc.	216,200	2,438,974
Taiheiyo Cement Corp.	439,000	1,263,205
Taisei Corp.	406,000	3,045,918
Taisho Pharmaceutical Holdings Co. Ltd.	12,300	1,260,653
Taiyo Nippon Sanso Corp.	37,200	388,139
Takashimaya Co. Ltd.	124,000	1,018,158
Takeda Pharmaceutical Co. Ltd.	257,400	12,337,079
TDK Corp.	45,600	3,055,158

Common Stocks	Shares	Value
Japan (continued)
Teijin Ltd.	77,000	$1,493,804
Terumo Corp.	125,100	4,812,047
THK Co. Ltd.	50,300	989,412
Tobu Railway Co. Ltd.	344,000	1,752,355
Toho Co. Ltd.	38,700	1,285,512
Toho Gas Co. Ltd.	165,000	1,545,091
Tohoku Electric Power Co., Inc.	175,900	2,293,904
Tokio Marine Holdings, Inc.	246,800	9,464,775
Tokyo Electric Power Co. Holdings, Inc. (b)	508,500	2,202,774
Tokyo Electron Ltd.	56,900	5,029,047
Tokyo Gas Co. Ltd.	769,000	3,421,294
Tokyo Tatemono Co. Ltd.	64,100	771,070
Tokyu Corp.	399,000	3,043,699
Tokyu Fudosan Holdings Corp.	209,500	1,139,286
TonenGeneral Sekiyu KK	102,000	1,034,373
Toppan Printing Co. Ltd.	203,000	1,832,466
Toray Industries, Inc.	534,700	5,207,710
Toshiba Corp. (b)	1,483,000	4,943,431
Toto Ltd.	47,100	1,780,713
Toyo Seikan Kaisha Ltd.	65,200	1,152,687
Toyo Suisan Kaisha Ltd.	34,500	1,463,600
Toyoda Gosei Co. Ltd.	28,900	671,924
Toyota Industries Corp.	61,400	2,849,979
Toyota Motor Corp.	966,488	56,062,533
Toyota Tsusho Corp.	81,900	1,903,332
Trend Micro, Inc.	41,400	1,444,245
Tsuruha Holdings, Inc.	12,800	1,479,686
Unicharm Corp.	151,300	3,925,862
United Urban Investment Corp.	1,013	1,842,579
USS Co. Ltd.	89,600	1,516,434
West Japan Railway Co.	59,900	3,715,850
Yahoo! Japan Corp.	548,400	2,187,463
Yakult Honsha Co. Ltd.	30,300	1,369,460
Yamada Denki Co. Ltd.	214,300	1,062,944
Yamaguchi Financial Group, Inc.	57,000	607,576
Yamaha Corp.	55,200	1,786,897
Yamaha Motor Co. Ltd.	94,400	1,907,192
Yamato Holdings Co. Ltd.	128,200	2,988,288
Yamazaki Baking Co. Ltd.	51,100	1,256,498
Yaskawa Electric Corp.	84,600	1,265,355
Yokogawa Electric Corp.	80,800	1,076,404
Yokohama Rubber Co. Ltd.	39,900	638,690

		1,075,250,787
Luxembourg — 0.0%
RTL Group SA (b)	14,198	1,179,497
Mexico — 0.0%
Fresnillo PLC	72,869	1,709,807
Netherlands — 4.8%
ABN AMRO Group NV (c)	79,685	1,647,578
Aegon NV	682,760	2,604,334

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Netherlands (continued)
AerCap Holdings NV (b)	64,421	$2,479,564
Akzo Nobel NV	87,943	5,948,450
Altice NV Class A (b)	129,723	2,323,276
Altice NV Class B (b)	50,125	900,873
ASML Holding NV	133,318	14,610,435
CNH Industrial NV	393,676	2,818,897
Gemalto NV	27,144	1,739,219
Heineken Holding NV	34,290	2,747,165
Heineken NV	83,394	7,330,427
ING Groep NV	1,403,357	17,325,298
Koninklijke Ahold Delhaize NV	463,764	10,562,660
Koninklijke Boskalis Westminster NV	38,152	1,357,857
Koninklijke DSM NV	67,940	4,588,352
Koninklijke KPN NV	1,236,496	4,102,369
Koninklijke Philips NV	337,023	9,972,354
Koninklijke Vopak NV	23,924	1,254,740
NN Group NV	117,296	3,601,035
NXP Semiconductor NV (b)	106,506	10,864,677
OCI NV (b)	33,706	496,758
QIAGEN NV (b)	73,151	2,017,006
Randstad Holding NV	39,942	1,816,259
Royal Dutch Shell PLC, Class A	1,547,465	38,497,658
Royal Dutch Shell PLC, Class B	1,355,680	35,146,915
Unilever NV CVA	589,614	27,165,400
Wolters Kluwer NV	110,522	4,724,943

		218,644,499
New Zealand — 0.2%
Auckland International Airport Ltd.	303,836	1,628,506
Contact Energy Ltd.	333,423	1,223,774
Fletcher Building Ltd.	270,933	2,121,796
Mercury NZ Ltd.	263,786	584,983
Meridian Energy Ltd.	382,399	724,928
Ryman Healthcare Ltd.	173,120	1,215,229
Spark New Zealand Ltd.	619,457	1,629,732

		9,128,948
Norway — 0.6%
DNB ASA	353,726	4,650,347
Gjensidige Forsikring ASA	67,716	1,266,509
Marine Harvest ASA (b)	127,182	2,281,399
Norsk Hydro ASA	444,991	1,924,037
Orkla ASA	305,174	3,160,154
Schibsted ASA, Class A	36,434	1,072,930
Schibsted ASA, Class B	44,513	1,194,343
Statoil ASA	416,435	6,991,228
Telenor ASA	271,727	4,672,588
Yara International ASA	59,374	1,978,519

		29,192,054
Portugal — 0.1%
EDP — Energias de Portugal SA	838,206	2,813,024

Common Stocks	Shares	Value
Portugal (continued)
Galp Energia SGPS SA	116,715	$1,594,547
Jeronimo Martins SGPS SA	91,453	1,585,026

		5,992,597
Singapore — 1.3%
Ascendas Real Estate Investment Trust	957,546	1,772,881
CapitaLand Commercial Trust Ltd.	641,000	749,678
CapitaLand Ltd.	916,049	2,162,579
CapitaLand Mall Trust	943,700	1,503,484
City Developments Ltd.	148,635	994,131
ComfortDelGro Corp. Ltd.	786,516	1,626,897
DBS Group Holdings Ltd.	624,807	7,089,587
Genting Singapore PLC	2,125,227	1,174,437
Global Logistic Properties Ltd.	937,900	1,293,693
Golden Agri-Resources Ltd.	3,277,251	856,899
Hutchison Port Holdings Trust	1,842,900	822,696
Jardine Cycle & Carriage Ltd.	33,956	1,072,553
Keppel Corp. Ltd.	564,477	2,246,629
Noble Group Ltd. (b)	2,980,080	335,798
Oversea-Chinese Banking Corp. Ltd.	1,143,398	7,287,051
SembCorp Industries Ltd.	316,690	606,065
SembCorp Marine Ltd. (d)	263,997	254,539
Singapore Airlines Ltd.	184,409	1,424,684
Singapore Exchange Ltd.	255,600	1,394,163
Singapore Press Holdings Ltd.	298,085	835,410
Singapore Technologies Engineering Ltd.	605,913	1,441,234
Singapore Telecommunications Ltd.	2,896,332	8,471,456
StarHub Ltd.	299,257	755,637
Suntec Real Estate Investment Trust	1,055,100	1,330,464
United Overseas Bank Ltd.	468,947	6,506,072
UOL Group Ltd.	244,199	1,009,374
Wilmar International Ltd.	706,470	1,677,291
Yangzijiang Shipbuilding Holdings Ltd.	513,083	283,830

		56,979,212
Spain — 2.9%
Abertis Infraestructuras SA	249,063	3,880,260
ACS Actividades de Construccion y Servicios SA	77,417	2,340,230
Aena SA (c)	25,776	3,804,790
Amadeus IT Group SA	164,650	8,218,156
Banco Bilbao Vizcaya Argentaria SA	2,345,567	14,191,988
Banco de Sabadell SA	2,070,906	2,653,101
Banco Popular Espanol SA	1,297,836	1,606,283
Banco Santander SA	5,224,567	23,177,969
Bankia SA	1,975,057	1,620,678

8	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Spain (continued)
Bankinter SA	251,845	$1,791,891
CaixaBank SA	1,268,253	3,204,886
Distribuidora Internacional de Alimentacion SA	267,745	1,657,997
Enagas SA	21,783	655,282
Endesa SA	105,403	2,259,809
Ferrovial SA	186,182	3,964,327
Gas Natural SDG SA	118,011	2,426,076
Grifols SA	119,482	2,575,460
Iberdrola SA	1,889,441	12,847,065
Industria de Diseno Textil SA	394,825	14,639,270
International Consolidated Airlines Group SA	340,384	1,766,100
Mapfre SA	452,406	1,265,750
Red Electrica Corp. SA	65,428	1,411,708
Repsol SA	408,462	5,548,638
Telefonica SA	1,620,697	16,390,172
Zardoya Otis SA	79,739	767,193

		134,665,079
Sweden — 2.8%
Alfa Laval AB	99,797	1,564,604
Assa Abloy AB, Class B	369,804	7,509,851
Atlas Copco AB, A Shares	239,211	7,201,334
Atlas Copco AB, B Shares	140,546	3,840,412
Boliden AB	92,289	2,169,221
Electrolux AB, Class B	92,205	2,309,439
Getinge AB, Class B	69,458	1,346,513
Hennes & Mauritz AB, Class B	343,649	9,699,700
Hexagon AB, Class B	95,241	4,159,326
Husqvarna AB, Class B	152,365	1,329,776
ICA Gruppen AB	33,272	1,099,086
Industrivarden AB, Class C	72,727	1,346,110
Investor AB, Class B	161,017	5,887,537
Kinnevik AB	81,487	2,078,217
Lundin Petroleum AB (b)	67,425	1,234,143
Millicom International Cellular SA	22,529	1,167,258
Nordea Bank AB	1,099,411	10,917,673
Sandvik AB	385,921	4,246,557
Securitas AB, Class B	111,648	1,869,769
Skandinaviska Enskilda Banken AB, Class A	547,461	5,502,761
Skanska AB, Class B	111,577	2,606,741
SKF AB, Class B	146,220	2,525,123
Svenska Cellulosa AB, B Shares	214,968	6,380,437
Svenska Handelsbanken AB, Class A	557,835	7,668,029
Swedbank AB, Class A	331,426	7,787,382
Swedish Match AB	71,413	2,620,267
Tele2 AB, Class B	115,314	995,399
Telefonaktiebolaget LM Ericsson, Class B	1,126,377	8,132,756
TeliaSonera AB	940,365	4,211,972

Common Stocks	Shares	Value
Sweden (continued)
Volvo AB, Class B	567,387	$6,478,349

		125,885,742
Switzerland — 9.1%
ABB Ltd., Registered Shares (b)	712,148	16,050,362
Actelion Ltd., Registered Shares (b)	36,401	6,316,808
Adecco SA, Registered Shares	61,435	3,462,824
Aryzta AG (b)	30,407	1,352,555
Baloise Holding AG, Registered Shares	16,805	2,034,780
Barry Callebaut AG, Registered Shares (b)	776	1,032,749
Cie Financiere Richemont SA, Registered Shares	188,938	11,522,871
Coca-Cola HBC AG (b)	61,174	1,421,165
Credit Suisse Group AG, Registered Shares (b)	673,050	8,845,643
Dufry AG (b)	15,952	1,999,917
EMS-Chemie Holding AG, Registered Shares	2,905	1,561,456
Galenica AG	1,599	1,700,412
Geberit AG, Registered Shares	13,491	5,913,648
Givaudan SA, Registered Shares	3,287	6,701,271
Glencore PLC (b)	4,484,752	12,280,019
Julius Baer Group Ltd. (b)	85,865	3,500,026
Kuehne & Nagel International AG, Registered Shares	19,217	2,792,734
LafargeHolcim Ltd. (b)	164,753	8,923,860
Lindt & Spruengli AG	391	2,261,218
Lindt & Spruengli AG, Registered Shares	38	2,593,505
Lonza Group AG, Registered Shares (b)	19,703	3,771,130
Nestle SA, Registered Shares	1,154,042	91,127,845
Novartis AG, Registered Shares	808,252	63,787,487
Pargesa Holding SA, Bearer Shares	14,124	967,706
Partners Group Holding AG	6,442	3,254,728
Roche Holding AG	254,293	63,191,407
Schindler Holding AG, Participation Certificates	16,895	3,172,585
Schindler Holding AG, Registered Shares	7,428	1,406,922
SGS SA, Registered Shares	2,009	4,501,715
Sika AG, Bearer Shares	780	3,800,238
Sonova Holding AG, Registered Shares	19,935	2,826,706
STMicroelectronics NV	215,149	1,758,379
Swatch Group AG, Bearer Shares	11,493	3,258,119
Swatch Group AG, Registered Shares	15,124	842,093
Swiss Life Holding AG, Registered Shares (b)	10,804	2,801,721

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Switzerland (continued)
Swiss Prime Site AG, Registered Shares (b)	23,288	$2,045,138
Swiss Re AG	120,760	10,906,848
Swisscom AG, Registered Shares	9,375	4,459,400
Syngenta AG, Registered Shares	33,642	14,733,261
UBS Group AG, Registered Shares	1,323,885	18,084,871
Zurich Insurance Group AG (b)	54,468	14,046,969

		417,013,091
United Arab Emirates — 0.0%
Mediclinic International PLC	125,689	1,507,208
United Kingdom — 15.9%
3i Group PLC	352,062	2,968,379
Aberdeen Asset Management PLC	320,575	1,353,096
Admiral Group PLC	69,988	1,857,555
Aggreko PLC	102,503	1,263,709
Anglo American PLC (b)	499,418	6,228,139
Antofagasta PLC	161,562	1,094,408
Ashtead Group PLC	185,181	3,043,321
Associated British Foods PLC	131,139	4,418,697
AstraZeneca PLC	457,712	29,637,696
Auto Trader Group PLC (c)	326,983	1,718,939
Aviva PLC	1,468,815	8,381,164
Babcock International Group PLC	92,563	1,239,233
BAE Systems PLC	1,162,088	7,894,368
Barclays PLC	6,119,977	13,268,232
Barratt Developments PLC	352,834	2,258,854
Berkeley Group Holdings PLC	43,459	1,452,126
BHP Billiton PLC	764,465	11,496,445
BP PLC	6,749,135	39,338,917
British American Tobacco PLC	674,760	43,033,499
British Land Co. PLC	324,496	2,657,921
BT Group PLC	3,054,216	15,366,731
Bunzl PLC	122,835	3,622,208
Burberry Group PLC	168,822	3,012,505
Capita PLC	253,120	2,192,702
Carnival PLC	70,377	3,433,644
Centrica PLC	1,972,023	5,830,797
Cobham PLC	597,887	1,300,702
Coca-Cola European Partners PLC	82,063	3,267,761
Compass Group PLC	594,659	11,516,546
Croda International PLC	50,517	2,279,539
Diageo PLC	911,073	26,096,374
Direct Line Insurance Group PLC	470,235	2,221,262
Dixons Carphone PLC	332,647	1,588,873
easyJet PLC	78,213	1,019,820
Fiat Chrysler Automobiles NV	311,372	1,979,141
G4S PLC	515,836	1,521,058
GKN PLC	630,516	2,616,333
GlaxoSmithKline PLC	1,763,238	37,554,367
Hammerson PLC	305,226	2,323,000
Hargreaves Lansdown PLC	85,859	1,413,776
Hikma Pharmaceuticals PLC	50,179	1,310,760

Common Stocks	Shares	Value
United Kingdom (continued)
HSBC Holdings PLC	7,171,150	$53,903,836
ICAP PLC	187,527	1,129,344
IMI PLC	111,940	1,557,886
Imperial Brands PLC	347,006	17,860,613
Inmarsat PLC	155,332	1,416,048
InterContinental Hotels Group PLC	70,385	2,900,920
Intertek Group PLC	62,142	2,805,328
Intu Properties PLC	389,576	1,493,598
Investec PLC	227,765	1,388,399
ITV PLC	1,359,022	3,296,609
J. Sainsbury PLC	639,490	2,036,813
Johnson Matthey PLC	73,990	3,155,989
Kingfisher PLC	822,611	4,013,569
Land Securities Group PLC	286,183	3,921,774
Legal & General Group PLC	2,107,305	5,972,145
Lloyds Banking Group PLC	23,250,363	16,426,711
London Stock Exchange Group PLC	114,935	4,164,948
Marks & Spencer Group PLC	546,584	2,344,912
Meggitt PLC	263,110	1,535,694
Merlin Entertainments PLC (c)	248,144	1,412,612
Mondi PLC	140,924	2,960,810
National Grid PLC	1,356,146	19,152,596
Next PLC	52,801	3,268,330
Old Mutual PLC	1,803,356	4,727,009
Pearson PLC	307,236	3,003,431
Persimmon PLC	114,776	2,698,679
Petrofac Ltd.	78,409	907,550
Provident Financial PLC	50,679	1,989,925
Prudential PLC	931,242	16,507,803
Randgold Resources Ltd.	34,302	3,437,884
Reckitt Benckiser Group PLC	229,732	21,628,078
RELX NV	360,083	6,440,724
RELX PLC	399,404	7,574,090
Rio Tinto PLC	447,764	14,881,969
Rolls-Royce Holdings PLC (b)	653,579	6,097,689
Royal Bank of Scotland Group PLC (b)	1,292,458	2,992,126
Royal Mail PLC	311,996	1,979,808
RSA Insurance Group PLC	379,711	2,681,742
SABMiller PLC	352,182	20,514,407
Sage Group PLC	405,318	3,872,667
Schroders PLC	49,049	1,712,853
Segro PLC	287,065	1,686,528
Severn Trent PLC	79,331	2,574,121
Sky PLC	373,319	4,326,805
Smith & Nephew PLC	322,897	5,207,802
Smiths Group PLC	149,175	2,831,697
SSE PLC	366,467	7,441,368
St. James’s Place PLC	199,892	2,453,687
Standard Chartered PLC (b)	1,187,989	9,667,562
Standard Life PLC	731,055	3,256,747
Tate & Lyle PLC	160,584	1,558,747
Taylor Wimpey PLC	1,110,776	2,215,528

10	BLACKROCK INDEX FUNDS, INC.	September 30, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Tesco PLC (b)	2,936,331	$6,954,553
Travis Perkins PLC	83,523	1,665,923
Unilever PLC	464,548	21,982,449
United Utilities Group PLC	251,822	3,270,851
Vodafone Group PLC	9,613,533	27,570,866
Weir Group PLC	76,353	1,681,692
Whitbread PLC	67,270	3,414,106
William Hill PLC	271,596	1,071,446
WM Morrison Supermarkets PLC	834,006	2,354,940
Wolseley PLC	91,138	5,125,825
Worldpay Group PLC (c)	673,397	2,581,959
WPP PLC	467,320	10,984,643

		729,720,360
Total Common Stocks — 97.4%		4,466,760,222

Preferred Securities
Preferred Stocks
Germany — 0.4%
Henkel AG & Co. KGaA Preference Shares, 0.00%	64,878	8,829,953
Volkswagen AG, Preference Shares, 0.00%	67,172	8,848,720
Total Preferred Securities — 0.4%		17,678,673

Rights	Shares	Value
Germany — 0.0%
Uniper SE (Expires 10/04/16) (b)	1	$—
Total Long-Term Investments (Cost — $4,396,794,082) — 97.8%		4,484,438,895

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (e)(f)(g)	$1,067	1,066,661
Total Short-Term Securities (Cost — $1,066,661) — 0.0%		1,066,661
Total Investments (Cost — $4,397,860,743*) — 97.8%		4,485,505,556
Other Assets Less Liabilities — 2.2%		98,773,783

Net Assets —100.0%		$4,584,279,339

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$4,391,940,703

Gross unrealized appreciation		$327,064,200
Gross unrealized depreciation		(233,499,347)

Net unrealized appreciation		$93,564,853

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	Current yield as of period end.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock International Index Fund

(f)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,032,475	(3,032,475)[1]	—	$49,391
BlackRock Liquidity Series, LLC, Money Market Series	$5,230,513	$(4,163,852)[2]	$1,066,661	285,792	[3]
			$1,066,661	$335,183

[1] Represents net shares purchased.

[2] Represents net beneficial interest sold.

[3]  Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
940	Euro STOXX 50 Index	December 2016	31,615,096	$ 129,916
253	FTSE 100 Index	December 2016	22,487,512	270,738
252	Nikkei 225 Index	December 2016	20,340,417	(163,323)
109	SPI 200 Index	December 2016	11,295,492	104,879
Total				$ 342,210

Portfolio Abbreviations

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

12	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$327,225,846	$9	$327,225,855
Austria	—	8,157,941	—	8,157,941
Belgium	—	61,419,218	—	61,419,218
Denmark	—	78,852,032	—	78,852,032
Finland	—	44,785,786	—	44,785,786
France	—	432,561,041	—	432,561,041
Germany	—	384,453,293	—	384,453,293
Hong Kong	$8,138,821	149,411,128	—	157,549,949
Ireland	4,766,277	48,885,896	—	53,652,173
Israel	6,993,688	24,682,477	—	31,676,165
Italy	—	79,557,888	—	79,557,888
Japan	—	1,075,250,787	—	1,075,250,787
Luxembourg	—	1,179,497	—	1,179,497
Mexico	—	1,709,807	—	1,709,807
Netherlands	30,669,539	187,974,960	—	218,644,499
New Zealand	—	9,128,948	—	9,128,948
Norway	—	29,192,054	—	29,192,054
Portugal	—	5,992,597	—	5,992,597

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016	13

Schedule of Investments (concluded)	BlackRock International Index Fund

	Level 1	Level 2	Level 3	Total
Singapore	—	$56,979,212	—	$56,979,212
Spain	—	134,665,079	—	134,665,079
Sweden	—	125,885,742	—	125,885,742
Switzerland	$2,593,505	414,419,586	—	417,013,091
United Arab Emirates	—	1,507,208	—	1,507,208
United Kingdom	—	729,720,360	—	729,720,360
Preferred Stocks	—	17,678,673	—	17,678,673
Short-Term Securities	—	1,066,661	—	1,066,661

Total	$53,161,830	$4,432,343,717	$9	$4,485,505,556

Derivative Financial Instruments[1]
Assets:
Equity contracts	$505,533	—	—	$505,533
Liabilities:
Equity contracts	(163,323)	—	—	(163,323)

Total	$342,210	—	—	$342,210

[1] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$22,895,610	—	—	$22,895,610
Cash pledged for futures contracts	4,879,904	—	—	4,879,904
Foreign currency at value		$125,814,398		125,814,398
Liabilities:
Collateral on securities loaned at value	—	(1,066,661)	—	(1,066,661)

Total	$27,775,514	$124,747,737	—	$152,523,251

During the period ended September 30, 2016, there were no transfers between levels.

14	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Small Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$329,824,462
Total Investments (Cost — $321,323,943) — 100.0%	329,824,462
Liabilities in Excess of Other Assets - (0.0)%	(70,313)

Net Assets - 100.0%	$329,754,149

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Series was $329,824,462 and 53.9%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Series was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.2%
Cogint, Inc. (a)	6,506	$33,115
Marchex, Inc., Class B (a)	9,758	27,030
MDC Partners, Inc., Class A	17,924	192,145
National CineMedia, Inc.	21,422	315,332
QuinStreet, Inc. (a)	13,109	39,589
TubeMogul, Inc. (a)	7,337	68,748
Viad Corp.	7,079	261,003

		936,962
Aerospace — 1.2%
AAR Corp.	11,350	355,482
Aerojet Rocketdyne Holdings, Inc. (a)	20,518	360,706
Aerovironment, Inc. (a)	7,034	171,700
Astronics Corp. (a)	6,646	299,402
Cubic Corp.	8,744	409,307
Curtiss-Wright Corp.	15,196	1,384,508
Ducommun, Inc. (a)	3,813	87,089
Esterline Technologies Corp. (a)	10,193	775,076
Kaman Corp.	9,170	402,746
KLX, Inc. (a)	18,111	637,507
Kratos Defense & Security Solutions, Inc. (a)	15,749	108,511
Moog, Inc., Class A (a)	11,031	656,786
Teledyne Technologies, Inc. (a)	11,752	1,268,393
Triumph Group, Inc.	17,202	479,592

		7,396,805
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	1,015	27,263
Andersons, Inc.	9,332	337,632
Cal-Maine Foods, Inc. (b)	10,546	406,443
Calavo Growers, Inc.	5,323	348,284
Fresh Del Monte Produce, Inc.	11,102	665,010
Limoneira Co.	3,873	73,199
Sanderson Farms, Inc.	6,880	662,750
Seaboard Corp. (a)	92	316,480

		2,837,061
Air Transport — 0.5%
Air Transport Services Group, Inc. (a)	16,820	241,367
Allegiant Travel Co.	4,532	598,541
Atlas Air Worldwide Holdings, Inc. (a)	8,436	361,229
Bristow Group, Inc.	11,887	166,656
Era Group, Inc. (a)	5,961	47,986
Hawaiian Holdings, Inc. (a)	18,129	881,069
PHI, Inc. (a)	3,821	69,428
SkyWest, Inc.	17,446	460,749
Virgin America, Inc. (a)	6,649	355,788

		3,182,813

Common Stocks	Shares	Value
Alternative Energy — 0.3%
Ameresco, Inc., Class A (a)	8,442	$44,405
Atlantica Yield PLC	20,530	390,275
Cobalt International Energy, Inc. (a)	142,555	176,768
EnerNOC, Inc. (a)	10,025	54,235
EP Energy Corp., Class A (a)(b)	13,622	59,664
Green Brick Partners, Inc. (a)	7,300	60,298
Green Plains, Inc.	12,471	326,740
REX American Resources Corp. (a)	1,986	168,334
TerraForm Global, Inc., Class A (a)	32,355	132,979
TerraForm Power, Inc., Class A (a)	30,198	420,054
Vivint Solar, Inc. (a)(b)	9,972	31,512

		1,865,264
Aluminum — 0.1%
Century Aluminum Co. (a)	18,268	126,963
Kaiser Aluminum Corp.	4,843	418,871

		545,834
Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp.	4,608	68,152
B. Riley Financial, Inc.	3,379	45,144
Calamos Asset Management, Inc., Class A	7,095	48,388
Cohen & Steers, Inc.	7,234	309,254
Cowen Group, Inc., Class A (a)	37,156	134,876
Diamond Hill Investment Group, Inc.	1,065	196,801
Fifth Street Asset Management, Inc.	1,579	8,700
Financial Engines, Inc.	18,651	554,121
GAMCO Investors, Inc., Class A	1,728	49,196
KCG Holdings, Inc., Class A (a)	18,220	282,957
Manning & Napier, Inc.	5,843	41,427
Medley Management, Inc.	1,457	12,253
OM Asset Management PLC	14,401	200,318
Oppenheimer Holdings, Inc., Class A	3,835	54,802
PJT Partners, Inc., Class A	6,137	167,356
Pzena Investment Management, Inc., Class A	4,681	36,044
Silvercrest Asset Management Group, Inc., Class A	3,312	39,314
Virtus Investment Partners, Inc.	2,030	198,656
Waddell & Reed Financial, Inc., Class A	27,527	499,890
Westwood Holdings Group, Inc.	2,680	142,335
WisdomTree Investments, Inc.	39,798	409,521

		3,499,505
Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	26,228	451,646
Dana Holding Corp.	51,401	801,342

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Auto Parts (continued)
Dorman Products, Inc. (a)	9,090	$580,851
Federal-Mogul Holdings Corp. (a)	10,078	96,850
Fox Factory Holding Corp. (a)	7,651	175,743
Gentherm, Inc. (a)	12,717	399,568
Horizon Global Corp. (a)	6,119	121,952
Meritor, Inc. (a)	28,089	312,630
Metaldyne Performance Group, Inc.	5,280	83,688
Standard Motor Products, Inc.	7,341	350,606
Stoneridge, Inc. (a)	9,244	170,090
Superior Industries International, Inc.	8,545	249,172
Tenneco, Inc. (a)	19,421	1,131,662
Tower International, Inc.	7,135	171,953
Unique Fabricating, Inc.	1,757	21,506
Workhorse Group, Inc. (a)(b)	3,137	22,712

		5,141,971
Auto Services — 0.1%
Cooper Tire & Rubber Co.	19,045	724,091
Back Office Support, HR & Consulting — 1.9%
Advisory Board Co. (a)	14,256	637,813
Angie’s List, Inc. (a)	13,247	131,278
Barrett Business Services, Inc.	2,537	125,861
CBIZ, Inc. (a)	17,943	200,782
CEB, Inc.	11,210	610,609
Convergys Corp.	30,699	933,864
CRA International, Inc. (a)	2,910	77,377
DHI Group, Inc. (a)	17,891	141,160
ExlService Holdings, Inc. (a)	11,329	564,637
Forrester Research, Inc.	3,594	139,807
FTI Consulting, Inc. (a)	14,370	640,327
GP Strategies Corp. (a)	4,329	106,580
Hackett Group, Inc.	7,573	125,106
Heidrick & Struggles International, Inc.	6,293	116,735
Huron Consulting Group, Inc. (a)	7,579	452,921
ICF International, Inc. (a)	6,297	279,083
Insperity, Inc.	5,413	393,200
Kelly Services, Inc., Class A	9,972	191,662
Kforce, Inc.	8,419	172,505
Korn/Ferry International	19,783	415,443
Liquidity Services, Inc. (a)	8,361	93,978
MAXIMUS, Inc.	22,171	1,253,992
Monster Worldwide, Inc. (a)	30,835	111,314
Navigant Consulting, Inc. (a)	16,534	334,317
NV5 Global Inc. (a)	2,457	79,386
On Assignment, Inc. (a)	17,511	635,474
Patriot National, Inc. (a)(b)	4,606	41,500
Paylocity Holding Corp. (a)	7,459	331,627
PFSweb, Inc. (a)	5,824	52,008
Resources Connection, Inc.	12,421	185,570
RPX Corp. (a)	17,448	186,519

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (continued)
ServiceSource International, Inc. (a)	20,208	$98,615
Sykes Enterprises, Inc. (a)	13,652	384,031
TeleTech Holdings, Inc.	5,768	167,214
TriNet Group, Inc. (a)	14,523	314,133
TrueBlue, Inc. (a)	14,490	328,343
WageWorks, Inc. (a)	12,566	765,395

		11,820,166
Banks: Diversified — 9.3%
1st Source Corp.	5,325	190,076
Access National Corp.	2,910	69,549
ACNB Corp.	2,027	53,878
Allegiance Bancshares, Inc. (a)	4,003	108,081
Ambac Financial Group, Inc. (a)	11,687	214,924
American National Bankshares, Inc.	2,861	79,965
Ameris Bancorp	11,826	413,319
Ames National Corp.	2,643	73,105
Arrow Financial Corp.	3,684	120,946
Atlantic Capital Bancshares, Inc. (a)	5,755	86,210
Bancfirst Corp.	2,662	193,022
Banco Latinoamericano de Comercio Exterior SA	10,487	295,524
Bancorp, Inc. (a)	11,855	76,109
BancorpSouth, Inc.	29,796	691,267
Bank of Marin Bancorp	2,134	106,124
Bank of the Ozarks, Inc.	30,528	1,172,275
Bankwell Financial Group, Inc.	2,119	50,199
Banner Corp.	10,392	454,546
Bar Harbor Bankshares	2,192	80,490
BBX Capital Corp., Class A (a)	1,139	23,498
Beneficial Bancorp, Inc.	24,294	357,365
BNC Bancorp	13,876	337,464
Boston Private Financial Holdings, Inc.	28,175	361,485
Bridge Bancorp, Inc.	5,774	165,079
Bryn Mawr Bank Corp.	5,861	187,493
C&F Financial Corp.	1,151	49,585
Camden National Corp.	3,380	161,361
Capital City Bank Group, Inc.	3,482	51,429
Capitol Federal Financial, Inc.	43,761	615,717
Cardinal Financial Corp.	10,933	285,242
Carolina Financial Corp.	3,378	75,465
Cascade Bancorp (a)	11,717	71,005
Cathay General Bancorp	25,508	785,136
Centerstate Banks, Inc.	15,924	282,333
Central Pacific Financial Corp.	10,377	261,397
Central Valley Community Bancorp	3,041	48,230
Century Bancorp, Inc., Class A	976	44,232
Charter Financial Corp.	4,092	52,705
Chemical Financial Corp.	22,814	1,006,782

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
Chemung Financial Corp.	813	$23,569
Citizens & Northern Corp.	4,046	88,891
City Holding Co.	4,945	248,684
CNB Financial Corp.	4,658	98,563
CoBiz Financial, Inc.	12,909	171,819
Codorus Valley Bancorp, Inc.	2,596	56,800
Columbia Banking System, Inc.	20,157	659,537
Community Bank System, Inc.	14,747	709,478
Community Trust Bancorp, Inc.	5,186	192,452
CommunityOne Bancorp (a)	4,460	61,726
ConnectOne Bancorp, Inc.	9,804	177,060
County Bancorp, Inc.	1,834	36,698
CU Bancorp (a)	5,800	132,298
Customers Bancorp, Inc. (a)	8,648	217,584
CVB Financial Corp.	34,895	614,501
Eagle Bancorp, Inc. (a)	10,555	520,678
Enterprise Bancorp, Inc.	3,058	85,624
Enterprise Financial Services Corp.	6,515	203,594
Equity Bancshares, Inc., Class A (a)(b)	1,885	48,897
EverBank Financial Corp.	35,682	690,804
Farmers Capital Bank Corp.	2,385	70,691
Farmers National Banc Corp.	8,866	95,575
Fidelity Southern Corp.	7,295	134,155
Financial Institutions, Inc.	4,863	131,836
First Bancorp, Inc.	3,341	80,084
First Bancorp, North Carolina	6,886	136,274
First BanCorp, Puerto Rico (a)	41,062	213,522
First Busey Corp.	10,495	237,187
First Business Financial Services, Inc.	2,886	67,821
First Citizens BancShares, Inc., Class A	2,601	764,408
First Commonwealth Financial Corp.	30,395	306,686
First Community Bancshares, Inc.	5,392	133,722
First Community Financial Partners, Inc. (a)(b)	4,742	45,144
First Connecticut Bancorp, Inc.	4,971	88,434
First Financial Bancorp	21,349	466,262
First Financial Bankshares, Inc.	21,893	797,781
First Financial Corp.	3,269	132,983
First Foundation, Inc. (a)	4,761	117,454
First Internet Bancorp	1,976	45,626
First Interstate Bancsystem, Inc.	6,742	212,440
First Merchants Corp.	14,117	377,630
First Mid-Illinois Bancshares, Inc.	2,632	71,748
First Midwest Bancorp, Inc.	27,870	539,563
First NBC Bank Holding Co. (a)	5,355	50,551
First Northwest Bancorp (a)	3,960	53,420
First of Long Island Corp.	4,928	163,363
Flagstar Bancorp, Inc. (a)	7,305	202,714
FNB Corp.	72,358	890,003

Common Stocks	Shares	Value
Banks: Diversified (continued)
Franklin Financial Network, Inc. (a)	3,380	$126,412
Fulton Financial Corp.	59,046	857,348
German American Bancorp, Inc.	4,954	192,859
Glacier Bancorp, Inc.	26,175	746,511
Great Western Bancorp, Inc.	20,289	676,030
Guaranty Bancorp	4,865	86,840
Hancock Holding Co.	25,818	837,278
Hanmi Financial Corp.	10,782	283,998
HarborOne Bancorp, Inc. (a)	4,861	76,609
Heartland Financial USA, Inc.	7,514	271,030
Heritage Commerce Corp.	8,951	97,924
Heritage Oaks Bancorp	8,133	66,691
Home BancShares, Inc.	41,594	865,571
Hope Bancorp, Inc.	44,136	766,642
Horizon Bancorp	4,534	133,209
Iberiabank Corp.	14,089	945,654
Independent Bank Corp.	15,886	602,590
Independent Bank Group, Inc.	3,841	169,657
International Bancshares Corp.	18,776	559,149
Janus Capital Group, Inc.	49,843	698,300
Lake Sunapee Bank Group	2,726	49,259
Lakeland Bancorp, Inc.	13,462	189,007
Lakeland Financial Corp.	8,342	295,474
LCNB Corp.	2,841	51,763
Live Oak Bancshares, Inc.	6,669	96,167
Macatawa Bank Corp.	8,561	68,402
MainSource Financial Group, Inc.	7,931	197,878
MB Financial, Inc.	26,048	990,866
MBT Financial Corp.	6,131	55,486
Mercantile Bank Corp.	5,615	150,763
Merchants Bancshares, Inc.	2,018	65,363
Middleburg Financial Corp.	1,698	48,019
Midland States Bancorp, Inc.	1,509	38,238
National Bank Holdings Corp., Class A	8,449	197,453
National Bankshares, Inc.	2,391	87,941
National Commerce Corp. (a)	2,881	77,960
NBT Bancorp, Inc.	14,575	479,080
Nicolet Bankshares, Inc. (a)	2,554	97,946
Northrim BanCorp, Inc.	2,202	56,702
OFG Bancorp	15,203	153,702
Old Line Bancshares, Inc.	2,828	55,796
Old National Bancorp	46,254	650,331
Old Second Bancorp, Inc.	10,033	83,374
Opus Bank	5,921	209,426
Orrstown Financial Services, Inc.	2,428	47,953
Pacific Continental Corp.	7,029	118,228
Pacific Mercantile Bancorp (a)	5,653	41,663
Pacific Premier Bancorp, Inc. (a)	9,507	251,555
Park National Corp.	4,642	445,632
Park Sterling Corp.	18,304	148,629
Peapack Gladstone Financial Corp.	5,586	125,182
Penns Woods Bancorp, Inc.	1,633	72,603

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
People’s Utah Bancorp	4,235	$86,182
Peoples Bancorp, Inc.	5,282	129,884
Peoples Financial Services Corp.	2,447	99,740
Pinnacle Financial Partners, Inc.	14,805	800,654
Preferred Bank	3,980	142,285
Premier Financial Bancorp, Inc.	2,859	49,003
PrivateBancorp, Inc.	27,052	1,242,228
Prosperity Bancshares, Inc.	23,031	1,264,172
Provident Financial Services, Inc.	21,112	448,208
QCR Holdings, Inc.	4,204	133,435
Renasant Corp.	14,318	481,514
Republic Bancorp, Inc., Class A	3,255	101,165
Republic First Bancorp, Inc. (a)	12,065	49,587
S&T Bancorp, Inc.	11,712	339,531
Sandy Spring Bancorp, Inc.	7,993	244,426
Seacoast Banking Corp. of Florida (a)	10,284	165,470
ServisFirst Bancshares, Inc.	7,918	411,023
Shore Bancshares, Inc.	4,291	50,548
Sierra Bancorp	3,656	68,587
Simmons First National Corp., Class A	10,270	512,473
South State Corp.	8,224	617,129
Southern First Bancshares, Inc. (a)	2,023	55,794
Southern National Bancorp of Virginia, Inc.	3,786	49,407
Southside Bancshares, Inc.	8,409	270,602
Southwest Bancorp, Inc.	6,422	121,954
State Bank Financial Corp.	11,870	270,873
Stock Yards Bancorp, Inc.	7,179	236,620
Stonegate Bank	4,146	139,928
Suffolk Bancorp	4,040	140,471
Summit Financial Group, Inc.	2,784	53,341
Texas Capital Bancshares, Inc. (a)	15,937	875,260
Tompkins Financial Corp.	5,091	389,003
TowneBank	19,156	460,319
Trico Bancshares	6,911	185,007
Tristate Capital Holdings, Inc. (a)	7,594	122,643
Triumph Bancorp, Inc. (a)	5,358	106,303
TrustCo Bank Corp. NY	31,950	226,526
Trustmark Corp.	23,316	642,589
UMB Financial Corp.	15,418	916,600
Umpqua Holdings Corp.	76,046	1,144,492
Union Bankshares Corp.	15,008	401,764
Union Bankshares, Inc. (b)	1,355	46,151
United Bankshares, Inc.	22,542	849,157
United Community Banks, Inc.	24,209	508,873
United Community Financial Corp.	15,814	112,438
Univest Corp. of Pennsylvania	8,411	196,481
Valley National Bancorp	85,208	829,074
Veritex Holdings, Inc. (a)	2,890	50,257
Washington Trust Bancorp, Inc.	5,065	203,714
WashingtonFirst Bankshares, Inc.	2,670	65,709

Common Stocks	Shares	Value
Banks: Diversified (continued)
Webster Financial Corp.	31,599	$1,201,078
WesBanco, Inc.	13,908	457,295
West BanCorp., Inc.	5,052	99,019
Westamerica BanCorp	8,619	438,535
Wintrust Financial Corp.	17,705	983,867
Xenith Bankshares, Inc. (a)	28,374	65,544
Yadkin Financial Corp.	17,257	453,687

		56,984,708
Banks: Savings, Thrift & Mortgage Lending — 1.6%
Astoria Financial Corp.	32,227	470,514
Banc of California, Inc.	16,902	295,109
Bank Mutual Corp.	13,836	106,260
BankFinancial Corp.	5,467	69,431
Bear State Financial, Inc.	6,686	61,444
Berkshire Hills Bancorp, Inc.	10,557	292,534
BofI Holding, Inc. (a)	20,508	459,379
Brookline Bancorp, Inc.	23,788	289,976
BSB Bancorp, Inc. (a)	2,871	67,268
Clifton Bancorp, Inc.	7,376	112,779
Dime Community Bancshares, Inc.	10,802	181,041
ESSA Bancorp, Inc.	3,002	41,518
First Defiance Financial Corp.	3,151	140,661
First Financial Northwest, Inc.	3,195	45,273
Flushing Financial Corp.	9,553	226,597
Great Southern Bancorp, Inc.	3,763	153,154
Greene County Bancorp, Inc.	637	10,619
Heritage Financial Corp.	10,084	181,008
Hingham Institution for Savings	464	64,264
Home Bancorp, Inc.	1,905	53,340
HomeStreet, Inc. (a)	8,234	206,344
Investors Bancorp, Inc.	102,455	1,230,485
Kearny Financial Corp.	32,252	438,950
Ladder Capital Corp.	13,394	177,337
LegacyTexas Financial Group, Inc.	15,155	479,353
Meridian Bancorp, Inc.	16,967	264,176
MutualFirst Financial, Inc.	1,789	49,609
Northfield Bancorp, Inc.	14,304	230,294
Northwest Bancshares, Inc.	33,243	522,248
OceanFirst Financial Corp.	7,287	140,348
Ocwen Financial Corp. (a)	34,881	128,013
Oritani Financial Corp.	12,759	200,571
Provident Bancorp, Inc. (a)(b)	1,130	17,628
Provident Financial Holdings, Inc.	2,316	45,301
SI Financial Group, Inc.	3,707	48,932
Southern Missouri Bancorp, Inc.	2,000	49,800
Sterling Bancorp	43,644	763,770
Territorial Bancorp, Inc.	2,476	70,962
United Financial Bancorp, Inc.	17,232	238,491
Washington Federal, Inc.	31,307	835,271
Waterstone Financial, Inc.	9,032	153,454
Westfield Financial, Inc.	5,496	42,044

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (continued)
WSFS Financial Corp.	9,924	$362,127

		10,017,677
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	3,064	475,716
Craft Brew Alliance, Inc. (a)	4,478	84,321
Primo Water Corp. (a)	6,882	83,479

		643,516
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,628	241,204
Farmer Bros Co. (a)	2,654	94,350
National Beverage Corp. (a)(b)	4,051	178,447

		514,001
Biotechnology — 5.1%
Acceleron Pharma, Inc. (a)	9,440	341,634
Acorda Therapeutics, Inc. (a)	14,747	307,917
Aduro Biotech, Inc. (a)	12,295	152,827
Advaxis, Inc. (a)(b)	12,432	132,898
Adverum Biotechnologies, Inc. (a)	8,807	36,197
Agenus, Inc. (a)	25,249	181,288
Aimmune Therapeutics, Inc. (a)	9,222	138,330
Akebia Therapeutics, Inc. (a)	12,808	115,912
Albany Molecular Research, Inc. (a)	9,384	154,930
Alder Biopharmaceuticals, Inc. (a)	16,318	534,741
AMAG Pharmaceuticals, Inc. (a)	12,071	295,860
Amicus Therapeutics, Inc. (a)	49,482	366,167
Anavex Life Sciences Corp. (a)(b)	10,887	39,520
ANI Pharmaceuticals, Inc. (a)	2,738	181,666
Anthera Pharmaceuticals, Inc. (a)	11,872	37,397
Applied Genetic Technologies Corp. (a)	4,350	42,543
Aptevo Therapeutics, Inc. (a)	5,222	13,368
Ardelyx, Inc. (a)	10,965	141,887
Arena Pharmaceuticals, Inc. (a)	84,292	147,511
Ariad Pharmaceuticals, Inc. (a)	60,988	834,926
Array BioPharma, Inc. (a)	49,989	337,426
Asterias Biotherapeutics, Inc. (a)	8,759	37,138
Atara Biotherapeutics, Inc. (a)	8,031	171,783
Athersys, Inc. (a)(b)	26,234	55,878
Avexis, Inc. (a)	1,702	70,139
Axovant Sciences Ltd. (a)	8,622	120,708
Bellicum Pharmaceuticals, Inc. (a)	7,291	145,091
Bio-Path Holdings, Inc. (a)(b)	29,597	41,436
BioCryst Pharmaceuticals, Inc. (a)	24,558	108,301
BioTelemetry, Inc. (a)	9,322	173,110
Biotime, Inc. (a)(b)	23,807	92,847
Bluebird Bio, Inc. (a)	12,768	865,415
Blueprint Medicines Corp. (a)	6,895	204,781
Celldex Therapeutics, Inc. (a)	33,312	134,580

Common Stocks	Shares	Value
Biotechnology (continued)
Cellular Biomedicine Group, Inc. (a)(b)	3,833	$55,578
Cepheid, Inc. (a)	25,054	1,320,095
ChemoCentryx, Inc. (a)	7,164	43,271
Cidara Therapeutics, Inc. (a)(b)	3,911	44,781
Clovis Oncology, Inc. (a)	10,978	395,757
Codexis, Inc. (a)	12,105	53,746
Coherus Biosciences, Inc. (a)	10,233	274,040
Collegium Pharmaceutical, Inc. (a)	4,669	89,925
Curis, Inc. (a)	37,654	98,277
Cytokinetics, Inc. (a)	11,022	101,182
CytomX Therapeutics, Inc. (a)	6,827	107,047
CytRx Corp. (a)	42,509	25,008
Dermira, Inc. (a)	8,438	285,373
Dimension Therapeutics, Inc. (a)	4,685	37,433
Dyax Corp.	39,009	43,300
Dynavax Technologies Corp. (a)	13,438	140,965
Edge Therapeutics, Inc. (a)	5,635	58,660
Editas Medicine, Inc. (a)(b)	2,356	31,759
Eiger Biopharmaceuticals, Inc. (a)	1,784	23,888
Emergent Biosolutions, Inc. (a)	11,220	353,767
Enzo Biochem, Inc. (a)	12,893	65,625
Epizyme, Inc. (a)	14,057	138,321
Exact Sciences Corp. (a)	36,436	676,617
Exelixis, Inc. (a)	78,321	1,001,726
FibroGen, Inc. (a)	18,058	373,801
Five Prime Therapeutics, Inc. (a)	9,204	483,118
Flex Pharma, Inc. (a)	3,846	45,306
Fortress Biotech, Inc. (a)(b)	13,017	38,660
Foundation Medicine, Inc. (a)	4,418	103,160
Galena Biopharma, Inc. (a)(b)	78,349	27,446
GenMark Diagnostics, Inc. (a)	14,254	168,197
Genomic Health, Inc. (a)	6,413	185,464
Geron Corp. (a)(b)	53,615	121,170
Global Blood Therapeutics, Inc. (a)	5,831	134,405
GlycoMimetics, Inc. (a)	4,006	28,643
Halozyme Therapeutics, Inc. (a)	37,750	456,020
Heron Therapeutics, Inc. (a)	11,192	192,838
Idera Pharmaceuticals, Inc. (a)(b)	30,859	78,999
Ignyta, Inc. (a)	10,274	64,623
ImmunoGen, Inc. (a)	27,176	72,832
Immunomedics, Inc. (a)(b)	29,380	95,485
INC Research Holdings, Inc., Class A (a)	14,319	638,341
Inovio Pharmaceuticals, Inc. (a)	22,884	213,279
Insmed, Inc. (a)	21,471	311,759
Insys Therapeutics, Inc. (a)(b)	7,986	94,155
Intellia Therapeutics, Inc. (a)	2,722	46,328
Invitae Corp. (a)(b)	7,611	66,672
Karyopharm Therapeutics, Inc. (a)	8,023	78,064
Keryx Biopharmaceuticals, Inc. (a)(b)	27,361	145,287

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc. (a)	14,557	$263,045
Ligand Pharmaceuticals, Inc. (a)	6,563	669,820
Lion Biotechnologies, Inc. (a)	18,439	151,753
Loxo Oncology, Inc. (a)	4,732	123,884
MacroGenics, Inc. (a)	10,986	328,591
MannKind Corp. (a)(b)	103,344	64,073
Medgenics, Inc. (a)	8,340	46,454
MediciNova, Inc. (a)(b)	10,073	75,447
Merrimack Pharmaceuticals, Inc. (a)	42,234	268,186
Minerva Neurosciences, Inc. (a)	6,833	96,448
Mirati Therapeutics, Inc. (a)	3,599	23,789
Momenta Pharmaceuticals, Inc. (a)	22,459	262,546
Myriad Genetics, Inc. (a)	23,549	484,638
NantKwest, Inc. (a)(b)	6,069	47,217
Natera, Inc. (a)	9,432	104,790
Nektar Therapeutics (a)	44,571	765,730
Neos Therapeutics, Inc. (a)	3,801	25,011
NewLink Genetics Corp. (a)	7,476	112,290
Novavax, Inc. (a)(b)	92,197	191,770
Omeros Corp. (a)(b)	14,178	158,226
OncoMed Pharmaceuticals, Inc. (a)	7,498	85,702
Ophthotech Corp. (a)	10,611	489,485
Organovo Holdings, Inc. (a)(b)	28,277	107,170
Osiris Therapeutics, Inc. (a)	5,696	28,252
Pacific Biosciences of California, Inc. (a)	28,097	251,749
PDL BioPharma, Inc.	58,903	197,325
Penumbra, Inc. (a)	8,826	670,688
Pfenex, Inc. (a)	6,815	60,994
PharmAthene, Inc. (a)	21,732	63,023
PRA Health Sciences, Inc. (a)	8,497	480,165
Progenics Pharmaceuticals, Inc. (a)	24,558	155,452
Protagonist Therapeutics, Inc. (a)	2,522	53,290
Proteostasis Therapeutics, Inc. (a)	2,810	43,808
Prothena Corp. PLC (a)	12,016	720,599
PTC Therapeutics, Inc. (a)	11,546	161,759
Puma Biotechnology, Inc. (a)	8,545	572,942
RadNet, Inc. (a)	12,430	91,982
Raptor Pharmaceutical Corp. (a)	29,560	265,153
REGENXBIO, Inc. (a)	7,081	99,205
Regulus Therapeutics, Inc. (a)	14,441	47,655
Repligen Corp. (a)	11,599	350,174
Retrophin, Inc. (a)	12,505	279,862
Rigel Pharmaceuticals, Inc. (a)	33,831	124,160
Rockwell Medical, Inc. (a)(b)	17,230	115,441
RTI Surgical, Inc. (a)	18,144	56,791
Sage Therapeutics, Inc. (a)	10,396	478,736
Sangamo Biosciences, Inc. (a)	24,683	114,282
Sarepta Therapeutics, Inc. (a)	14,659	900,209
Seres Therapeutics, Inc. (a)	6,537	80,340
Sorrento Therapeutics, Inc. (a)	8,559	66,247
Spark Therapeutics, Inc. (a)	6,613	397,177

Common Stocks	Shares	Value
Biotechnology (continued)
Stemline Therapeutics, Inc. (a)	5,745	$62,218
Sucampo Pharmaceuticals, Inc., Class A (a)	7,792	95,920
Synergy Pharmaceuticals, Inc. (a)	62,743	345,714
Synthetic Biologics, Inc. (a)(b)	27,513	47,322
TESARO, Inc. (a)	9,234	925,616
Tobira Therapeutics, Inc. (a)	3,076	122,240
Tokai Pharmaceuticals, Inc. (a)(b)	2,533	3,875
Trevena, Inc. (a)	14,533	98,098
Trovagene, Inc. (a)(b)	8,835	39,669
Vanda Pharmaceuticals, Inc. (a)	12,646	210,429
Veracyte, Inc. (a)	5,326	40,531
Versartis, Inc. (a)	9,643	118,127
Vitae Pharmaceuticals, Inc. (a)	9,083	190,016
Vital Therapies, Inc. (a)(b)	7,428	45,459
vTv Therapeutics, Inc., Class A (a)	1,667	11,986
XBiotech, Inc. (a)	5,627	75,739
Xencor, Inc. (a)	11,093	271,668
ZIOPHARM Oncology, Inc. (a)(b)	42,185	237,502

		31,301,999
Building Materials — 1.0%
Armstrong Flooring, Inc. (a)	8,061	152,192
Builders FirstSource, Inc. (a)	29,132	335,309
Caesarstone Sdot-Yam Ltd. (a)	8,197	309,109
Continental Building Products, Inc. (a)	12,117	254,336
Gibraltar Industries, Inc. (a)	11,063	410,990
Griffon Corp.	10,347	176,003
Headwaters, Inc. (a)	24,849	420,445
Louisiana-Pacific Corp. (a)	49,700	935,851
LSI Industries, Inc.	7,679	86,235
Masonite International Corp. (a)	10,436	648,806
NCI Building Systems, Inc. (a)	9,532	139,072
Patrick Industries, Inc. (a)	5,028	311,334
PGT, Inc. (a)	16,433	175,340
Quanex Building Products Corp.	11,830	204,186
Simpson Manufacturing Co., Inc.	14,205	624,310
Summit Materials, Inc., Class A (a)	26,506	491,686
Trex Co., Inc. (a)	10,164	596,830

		6,272,034
Building: Climate Control — 0.1%
AAON, Inc.	13,917	401,088
Comfort Systems USA, Inc.	12,835	376,194

		777,282
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	20,531	863,739
Casinos & Gambling — 0.3%
Boyd Gaming Corp. (a)	28,813	569,921
Caesars Acquisition Co., Class A (a)	16,283	202,235
Caesars Entertainment Corp. (a)(b)	19,817	147,637

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Casinos & Gambling (continued)
Century Casinos, Inc. (a)	7,490	$51,756
Eldorado Resorts, Inc. (a)	9,940	139,756
Isle of Capri Casinos, Inc. (a)	8,696	193,747
Monarch Casino & Resort, Inc. (a)	3,496	87,994
Penn National Gaming, Inc. (a)	25,990	352,684
Scientific Games Corp., Class A (a)	18,003	202,894

		1,948,624
Cement — 0.0%
US Concrete, Inc. (a)	4,948	227,930
Chemicals: Diversified — 1.4%
Aceto Corp.	10,093	191,666
AgroFresh Solutions, Inc. (a)	8,262	43,706
American Vanguard Corp.	9,768	156,874
Chemours Co.	63,183	1,010,928
Chemtura Corp. (a)	21,936	719,720
CSW Industrials, Inc. (a)	4,964	160,784
GCP Applied Technologies, Inc. (a)	24,415	691,433
Hawkins, Inc.	3,366	145,849
Ingevity Corp. (a)	14,656	675,642
Innophos Holdings, Inc.	6,589	257,169
KMG Chemicals, Inc.	3,230	91,506
Landec Corp. (a)	9,466	126,939
LSB Industries, Inc. (a)	6,859	58,850
Olin Corp.	57,041	1,170,481
OMNOVA Solutions, Inc. (a)	15,072	127,208
PolyOne Corp.	28,845	975,249
Rayonier Advanced Materials, Inc.	15,048	201,192
Sensient Technologies Corp.	15,314	1,160,801
TerraVia Holdings, Inc. (a)	27,252	74,943
Tronox Ltd., Class A	22,525	211,059
Univar, Inc. (a)	14,885	325,237

		8,577,236
Chemicals: Specialty — 0.5%
Balchem Corp.	10,815	838,487
Calgon Carbon Corp.	17,230	261,379
FutureFuel Corp.	8,760	98,813
Innospec, Inc.	8,248	501,561
Kraton Performance Polymers, Inc. (a)	10,244	358,950
Quaker Chemical Corp.	4,415	467,681
Stepan Co.	6,746	490,164
Valhi, Inc.	9,498	21,845

		3,038,880
Coal — 0.0%
Westmoreland Coal Co. (a)	6,322	56,013
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	8,153	122,458
Green Bancorp, Inc. (a)	6,862	75,002
HomeTrust Bancshares, Inc. (a)	5,704	105,524

Common Stocks	Shares	Value
Commercial Banks (continued)
Sun Bancorp, Inc.	3,582	$82,601

		385,585
Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A	6,821	219,022
Federal Agricultural Mortgage Corp., Class C	3,151	124,464
Impac Mortgage Holdings, Inc. (a)	3,524	46,482
Meta Financial Group, Inc.	2,855	173,041
Nationstar Mortgage Holdings, Inc. (a)	11,096	164,332
NewStar Financial, Inc. (a)	8,053	78,195
On Deck Capital, Inc. (a)(b)	16,046	91,462
PennyMac Financial Services, Inc. (a)(c)	3,162	53,786
RE/MAX Holdings, Inc., Class A	6,088	266,533
Walker & Dunlop, Inc. (a)	9,626	243,153

		1,460,470
Commercial Services & Supplies — 0.1%
Aqua Metals, Inc. (a)(b)	2,950	26,137
ARC Document Solutions, Inc. (a)	15,678	58,636
Collectors Universe, Inc.	2,895	53,644
Hill International, Inc. (a)	11,007	50,742
Information Services Group, Inc. (a)	11,737	46,831
LifeLock, Inc. (a)	29,500	499,140
National Research Corp.	2,738	44,602
National Research Corp., Class B	262	9,039
Weight Watchers International, Inc. (a)(b)	10,077	103,995

		892,766
Commercial Services: Rental & Leasing — 0.6%
Aircastle Ltd.	16,430	326,300
CAI International, Inc. (a)	6,297	52,076
GATX Corp.	14,057	626,239
GMS, Inc. (a)	2,491	55,375
H&E Equipment Services, Inc.	11,115	186,288
Marlin Business Services Corp.	2,944	57,055
McGrath RentCorp	8,013	254,092
Mobile Mini, Inc.	15,319	462,634
Neff Corp., Class A (a)	3,212	30,514
NOW, Inc. (a)	36,817	788,988
PHH Corp. (a)	18,343	265,056
Rush Enterprises, Inc., Class B (a)	2,370	57,615
SiteOne Landscape Supply, Inc. (a)	4,040	145,157
Triton International, Ltd.	13,943	183,908
Willis Lease Finance Corp. (a)	1,223	29,071

		3,520,368

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Commercial Vehicles & Parts — 0.3%
Blue Bird Corp. (a)	2,053	$29,994
Cooper-Standard Holding, Inc. (a)	5,153	509,116
Miller Industries, Inc.	3,792	86,420
Modine Manufacturing Co. (a)	16,178	191,871
Motorcar Parts of America, Inc. (a)	6,308	181,544
Navistar International Corp. (a)	17,152	392,609
Rush Enterprises, Inc., Class A (a)	10,068	246,465
Spartan Motors, Inc.	11,808	113,121
Strattec Security Corp.	1,119	39,501
Wabash National Corp. (a)	22,299	317,538

		2,108,179
Communications Equipment — 0.0%
Aerohive Networks, Inc. (a)	8,081	49,213
Communications Technology — 1.8%
ADTRAN, Inc.	16,818	321,897
Anixter International, Inc. (a)	10,057	648,676
Bel Fuse, Inc., Class B	2,994	72,275
Black Box Corp.	5,357	74,462
Calix, Inc. (a)	14,816	108,898
Ciena Corp. (a)	47,349	1,032,208
Comtech Telecommunications Corp.	7,307	93,603
Datalink Corp. (a)	7,515	79,734
Digi International, Inc. (a)	8,512	97,037
DigitalGlobe, Inc. (a)	21,771	598,702
Extreme Networks, Inc. (a)	34,220	153,648
Finisar Corp. (a)	37,022	1,103,256
General Cable Corp.	16,876	252,802
Harmonic, Inc. (a)	27,299	161,883
Infinera Corp. (a)	48,684	439,617
Intelsat SA (a)	9,061	24,555
InterDigital, Inc.	11,977	948,578
Ixia (a)	22,083	276,037
KVH Industries, Inc. (a)	4,697	41,381
Loral Space & Communications, Inc. (a)	4,435	173,453
Lumentum Holdings, Inc. (a)	17,380	725,963
NeoPhotonics Corp. (a)	10,637	173,809
NETGEAR, Inc. (a)	11,118	672,528
Numerex Corp., Class A (a)	5,143	40,013
Plantronics, Inc.	11,517	598,423
Rightside Group Ltd. (a)	4,444	40,440
RingCentral, Inc., Class A (a)	20,225	478,523
ShoreTel, Inc. (a)	23,192	185,536
Sonus Networks, Inc. (a)	16,644	129,490
TeleNav, Inc. (a)	12,035	68,961
ViaSat, Inc. (a)	15,287	1,141,175

		10,957,563
Computer Services Software & Systems — 5.5%
A10 Networks, Inc. (a)	15,280	163,343
ACI Worldwide, Inc. (a)	39,815	771,615

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Acxiom Corp. (a)	26,803	$714,300
Alarm.com Holdings, Inc. (a)	3,371	97,287
ALJ Regional Holdings, Inc. (a)	8,053	37,849
American Software, Inc., Class A	9,245	102,620
Apigee Corp. (a)	5,236	91,106
Appfolio, Inc., Class A (a)	2,431	47,259
Aspen Technology, Inc. (a)	28,480	1,332,579
Autobytel, Inc. (a)	2,405	42,809
Avid Technology, Inc. (a)	10,710	85,037
Bankrate, Inc. (a)	16,969	143,897
Barracuda Networks, Inc. (a)	7,662	195,228
Bazaarvoice, Inc. (a)	28,473	168,275
Benefitfocus, Inc. (a)	4,485	179,041
Blackbaud, Inc.	16,240	1,077,362
Blucora, Inc. (a)	13,676	153,171
Bottomline Technologies, Inc. (a)	13,894	323,869
Box, Inc., Class A (a)	16,893	266,234
Brightcove, Inc. (a)	10,007	130,591
BroadSoft, Inc. (a)	10,269	478,022
CACI International, Inc., Class A (a)	8,426	850,183
Callidus Software, Inc. (a)	21,015	385,625
CommVault Systems, Inc. (a)	13,329	708,170
ComScore, Inc. (a)	16,555	507,576
Cornerstone OnDemand, Inc. (a)	17,374	798,335
CSG Systems International, Inc.	11,041	456,325
Cvent, Inc. (a)	10,412	330,165
Digimarc Corp. (a)	3,401	130,428
EarthLink Holdings Corp.	37,039	229,642
Ebix, Inc.	8,727	496,130
Endurance International Group Holdings, Inc. (a)	20,953	183,339
Envestnet, Inc. (a)	14,328	522,256
EPAM Systems, Inc. (a)	16,602	1,150,685
EPIQ Systems, Inc.	7,712	127,171
ePlus, Inc. (a)	2,153	203,265
Evolent Health, Inc., Class A (a)	5,519	135,878
Exa Corp. (a)	4,666	74,889
Guidance Software, Inc. (a)	8,579	51,131
Hortonworks, Inc. (a)	14,121	117,910
HubSpot, Inc. (a)	10,047	578,908
Imperva, Inc. (a)	10,006	537,422
Infoblox, Inc. (a)	19,467	513,345
Interactive Intelligence Group, Inc. (a)	6,207	373,289
IntraLinks Holdings, Inc. (a)	14,680	147,681
Jive Software, Inc. (a)	19,275	82,112
KEYW Holding Corp. (a)	11,855	130,879
LendingClub Corp. (a)	113,954	704,236
Limelight Networks, Inc. (a)	21,125	39,504
Lionbridge Technologies, Inc. (a)	19,268	96,340
LivePerson, Inc. (a)	18,542	155,938
LogMeIn, Inc.	8,676	784,224
Majesco (a)(b)	1,856	9,447

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Mantech International Corp., Class A	8,546	$322,099
Mentor Graphics Corp.	36,924	976,271
Mercury Systems, Inc. (a)	13,366	328,403
MicroStrategy, Inc., Class A (a)	3,302	552,887
MINDBODY, Inc., Class A (a)	4,771	93,798
Mitek Systems, Inc. (a)	9,921	82,245
Monotype Imaging Holdings, Inc.	13,940	308,213
NCI, Inc.	1,697	19,634
Netscout Systems, Inc. (a)	30,904	903,942
New Relic, Inc. (a)	7,594	291,002
NIC, Inc.	21,886	514,321
Nimble Storage, Inc. (a)	21,787	192,379
PDF Solutions, Inc. (a)	9,347	169,835
Pegasystems, Inc.	12,531	369,539
Perficient, Inc. (a)	12,257	246,979
Progress Software Corp. (a)	17,232	468,710
Proofpoint, Inc. (a)	14,068	1,052,990
PROS Holdings, Inc. (a)	8,734	197,476
Q2 Holdings, Inc. (a)	8,841	253,383
QAD, Inc., Class A	3,477	77,815
Rapid7, Inc. (a)	7,104	125,386
RealNetworks, Inc. (a)	8,627	38,476
RealPage, Inc. (a)	18,624	478,637
Reis, Inc.	2,951	60,377
Sapiens International Corp. NV	8,707	111,188
Science Applications International Corp.	14,627	1,014,675
SecureWorks Corp. (a)	1,643	20,554
Shutterstock, Inc. (a)	6,535	416,280
SPS Commerce, Inc. (a)	5,769	423,502
Synchronoss Technologies, Inc. (a)	14,322	589,780
SYNNEX Corp.	10,088	1,151,142
Syntel, Inc. (a)	11,297	473,457
Tangoe, Inc. (a)(b)	9,552	78,804
TechTarget, Inc. (a)	5,621	45,305
TiVo Corp. (a)	36,072	702,683
Unisys Corp. (a)	17,504	170,489
Varonis Systems, Inc. (a)	3,521	105,982
VASCO Data Security International, Inc. (a)	10,430	183,672
Verint Systems, Inc. (a)	21,437	806,674
VirnetX Holding Corp. (a)(b)	16,588	50,759
Virtusa Corp. (a)	9,676	238,804
Web.com Group, Inc. (a)	14,753	254,784
Workiva, Inc. (a)	7,729	140,127
Xactly Corp. (a)	8,346	122,853
Zix Corp. (a)	19,423	79,634

		33,519,867
Computer Technology — 0.7%
3D Systems Corp. (a)	36,983	663,845
Cray, Inc. (a)	13,865	326,382

Common Stocks	Shares	Value
Computer Technology (continued)
Diebold, Inc.	23,635	$585,912
Immersion Corp. (a)	9,671	78,915
Impinj, Inc. (a)	1,856	69,451
Insight Enterprises, Inc. (a)	12,654	411,888
PC Connection, Inc.	4,067	107,450
Pure Storage, Inc., Class A (a)	23,460	317,883
Radisys Corp. (a)	12,325	65,877
Safeguard Scientifics, Inc. (a)	7,307	94,699
Silicom, Ltd.	1,892	78,329
Silicon Graphics International Corp. (a)	12,298	94,694
Stratasys Ltd. (a)	16,997	409,458
Super Micro Computer, Inc. (a)	13,304	310,914
Synaptics, Inc. (a)	12,108	709,287
USA Technologies, Inc. (a)	12,406	69,536

		4,394,520
Construction — 0.5%
Aegion Corp. (a)	12,172	232,120
EMCOR Group, Inc.	20,785	1,239,202
Granite Construction, Inc.	13,560	674,475
Great Lakes Dredge & Dock Corp. (a)	19,186	67,151
Orion Marine Group, Inc. (a)	9,368	64,171
Primoris Services Corp.	13,814	284,568
Tutor Perini Corp. (a)	13,039	279,947

		2,841,634
Consumer Electronics — 0.1%
Universal Electronics, Inc. (a)	4,865	362,248
XO Group, Inc. (a)	8,736	168,867
ZAGG, Inc. (a)	10,077	81,623

		612,738
Consumer Lending — 0.6%
Encore Capital Group, Inc. (a)	8,192	184,156
Enova International, Inc. (a)	9,183	88,891
Ezcorp, Inc., Class A (a)	17,845	197,366
FirstCash, Inc.	16,382	771,265
LendingTree, Inc. (a)	2,237	216,788
Marcus & Millichap, Inc. (a)	5,176	135,352
MGIC Investment Corp. (a)	118,397	947,176
MoneyGram International, Inc. (a)	9,886	70,191
Nelnet, Inc., Class A	7,075	285,618
PRA Group, Inc. (a)	15,847	547,355
Regional Management Corp. (a)	3,802	82,313
World Acceptance Corp. (a)	2,015	98,816

		3,625,287
Consumer Services: Miscellaneous — 0.3%
Chuy’s Holdings, Inc. (a)	5,570	155,626
Core-Mark Holding Co., Inc.	15,892	568,934
CPI Card Group, Inc.	6,933	41,875

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Consumer Services: Miscellaneous (continued)
Del Frisco’s Restaurant Group, Inc. (a)	8,418	$113,390
Nutrisystem, Inc.	9,947	295,326
Sotheby’s	17,076	649,230

		1,824,381
Containers & Packaging — 0.2%
AEP Industries, Inc.	1,398	152,899
Greif, Inc., Class A	8,798	436,293
Greif, Inc., Class B	2,030	122,998
Multi Packaging Solutions International Ltd. (a)	7,747	111,634
Myers Industries, Inc.	7,171	93,151
UFP Technologies, Inc. (a)	2,228	59,042
Veritiv Corp. (a)	2,910	145,995

		1,122,012
Cosmetics — 0.2%
Avon Products, Inc.	151,934	859,947
Inter Parfums, Inc.	5,945	191,845
Revlon, Inc., Class A (a)	4,227	155,469

		1,207,261
Diversified Financial Services — 0.9%
Altisource Portfolio Solutions SA (a)	3,885	125,874
Associated Capital Group, Inc., Class A	1,596	56,594
Blackhawk Network Holdings, Inc. (a)	19,059	575,010
California First National Bancorp	691	9,646
Evercore Partners, Inc., Class A	13,486	694,664
FBR & Co.	2,203	29,168
FCB Financial Holdings, Inc., Class A (a)	10,574	406,359
FNFV Group (a)	22,983	286,828
Greenhill & Co., Inc.	9,524	224,481
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,252	333,069
Hennessy Advisors, Inc.	1,136	40,294
Houlihan Lokey, Inc.	4,265	106,838
HRG Group, Inc. (a)	40,879	641,800
Liberty Tax, Inc.	2,255	28,819
MBIA, Inc. (a)	45,964	358,059
MidWestOne Financial Group, Inc.	2,807	85,248
Moelis & Co., Class A	6,394	171,935
Piper Jaffray Cos. (a)	5,128	247,682
Planet Payment, Inc. (a)	14,493	53,769
Real Industry, Inc. (a)	9,781	59,860
Stifel Financial Corp. (a)	22,157	851,937
Tiptree Financial, Inc., Class A	7,855	46,659

		5,434,593

Common Stocks	Shares	Value
Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	17,256	$699,731
Federal Signal Corp.	20,535	272,294
Harsco Corp.	27,863	276,680
Lydall, Inc. (a)	5,691	290,981
OSI Systems, Inc. (a)	6,088	398,033
Raven Industries, Inc.	12,385	285,226
Standex International Corp.	4,393	407,978
TriMas Corp. (a)	15,513	288,697

		2,919,620
Diversified Materials & Processing — 0.6%
Belden, Inc.	14,464	997,871
Cabot Microelectronics Corp.	8,187	433,174
CLARCOR, Inc.	16,337	1,061,905
Encore Wire Corp.	7,006	257,611
Energous Corp. (a)(b)	5,076	99,540
Insteel Industries, Inc.	5,988	217,005
Koppers Holdings, Inc. (a)	7,092	228,221
NL Industries, Inc. (a)	1,868	7,341
Tredegar Corp.	8,730	162,291

		3,464,959
Diversified Media — 0.1%
EW Scripps Co. (a)	20,532	326,459
Hemisphere Media Group, Inc. (a)	2,092	26,673

		353,132
Diversified Retail — 0.5%
Big Lots, Inc.	15,327	731,864
Duluth Holdings, Inc., Class B (a)	3,182	84,355
Etsy, Inc. (a)	35,951	513,380
Fred’s, Inc., Class A	12,254	111,021
Gaia, Inc. (a)	2,142	15,423
HSN, Inc.	10,695	425,661
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,956	182,317
Overstock.com, Inc. (a)	4,348	66,611
PriceSmart, Inc.	6,932	580,624
Sears Holdings Corp. (a)(b)	3,869	44,339
Tuesday Morning Corp. (a)	14,442	86,363
Winmark Corp.	870	91,803

		2,933,761
Drug & Grocery Store Chains — 0.3%
Diplomat Pharmacy, Inc. (a)	15,974	447,432
Ingles Markets, Inc., Class A	4,830	190,978
PetMed Express, Inc.	6,938	140,702
Smart & Final Stores, Inc. (a)	8,436	107,728
Supervalu, Inc. (a)	91,673	457,448
Village Super Market, Inc., Class A	2,267	72,567
Weis Markets, Inc.	3,226	170,978

		1,587,833

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Education Services — 0.8%
2U, Inc. (a)	12,496	$478,472
American Public Education, Inc. (a)	5,606	111,055
Apollo Education Group, Inc. (a)	29,467	234,263
Bridgepoint Education, Inc. (a)	6,677	45,871
Bright Horizons Family Solutions, Inc. (a)	15,059	1,007,297
Cambium Learning Group, Inc. (a)	3,388	18,397
Capella Education Co.	3,924	227,749
Career Education Corp. (a)	23,113	156,937
Chegg, Inc. (a)	27,859	197,520
DeVry Education Group, Inc.	21,432	494,222
Franklin Covey Co. (a)	3,793	67,553
Grand Canyon Education, Inc. (a)	15,521	626,893
HealthStream, Inc. (a)	8,862	244,591
Houghton Mifflin Harcourt Co. (a)	42,461	569,402
K12, Inc. (a)	11,680	167,608
Rosetta Stone, Inc. (a)	6,701	56,824
Strayer Education, Inc. (a)	3,609	168,468

		4,873,122
Electronic Components — 0.9%
Acacia Research Corp.	15,133	98,667
American Superconductor Corp. (a)	3,180	22,292
AVX Corp.	16,077	221,702
Babcock & Wilcox Enterprises, Inc. (a)	15,810	260,865
InvenSense, Inc. (a)	29,006	215,225
Methode Electronics, Inc.	12,735	445,343
Novanta, Inc. (a)	10,843	188,126
NVE Corp.	1,558	91,829
Park Electrochemical Corp.	6,344	110,195
Rogers Corp. (a)	6,243	381,322
Sanmina Corp. (a)	25,395	722,996
ScanSource, Inc. (a)	8,698	317,477
Sparton Corp. (a)	3,420	89,809
Tech Data Corp. (a)	12,030	1,019,061
TTM Technologies, Inc. (a)	25,163	288,116
Universal Display Corp. (a)	14,275	792,405

		5,265,430
Electronic Entertainment — 0.3%
DTS, Inc.	6,075	258,431
Glu Mobile, Inc. (a)	34,679	77,681
Take-Two Interactive Software, Inc. (a)	28,665	1,292,218

		1,628,330
Electronics — 0.4%
Agilysys, Inc. (a)	5,140	57,157
Coherent, Inc. (a)	8,308	918,366
Control4 Corp. (a)	6,984	85,763
Daktronics, Inc.	12,555	119,775
II-VI, Inc. (a)	20,725	504,239

Common Stocks	Shares	Value
Electronics (continued)
Integer Holdings Corp. (a)	10,669	$231,411
iRobot Corp. (a)	9,255	407,035
Rofin-Sinar Technologies, Inc. (a)	9,268	298,244

		2,621,990
Energy Equipment — 0.3%
Dynegy, Inc. (a)	40,029	495,959
FuelCell Energy, Inc. (a)(b)	9,276	50,276
Matador Resources Co. (a)	28,687	698,242
Silver Spring Networks, Inc. (a)	13,106	185,843
Sunrun, Inc. (a)	22,251	140,181

		1,570,501
Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	4,497	87,601
Pioneer Energy Services Corp. (a)	20,971	84,723

		172,324
Engineering & Contracting Services — 0.6%
Argan, Inc.	4,579	271,031
Dycom Industries, Inc. (a)	10,525	860,735
Engility Holdings, Inc. (a)	6,228	196,182
Exponent, Inc.	8,889	453,872
HC2 Holdings, Inc. (a)	12,190	66,436
IES Holdings, Inc. (a)	2,855	50,790
Layne Christensen Co. (a)	6,239	53,094
MasTec, Inc. (a)	22,803	678,161
Mistras Group, Inc. (a)	5,651	132,629
MYR Group, Inc. (a)	5,196	156,400
Power Solutions International, Inc. (a)(b)	1,853	18,993
Tetra Tech, Inc.	19,851	704,115
VSE Corp.	3,210	109,108

		3,751,546
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A	7,557	234,947
Ascent Capital Group, Inc., Class A (a)	3,575	82,833
Carmike Cinemas, Inc. (a)	8,255	269,856
Empire Resorts, Inc. (a)(b)	1,399	28,316
Golden Entertainment, Inc.	3,883	48,421
IMAX Corp. (a)	20,232	586,121
Pinnacle Entertainment, Inc. (a)	19,194	236,854
Reading International, Inc., Class A (a)	5,986	79,913
World Wrestling Entertainment, Inc.	12,357	263,204

		1,830,465
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	19,129	759,421

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Environmental, Maintenance, & Security Service (continued)
Brink’s Co.	15,664	$580,821
G&K Services, Inc., Class A	6,687	638,542
Healthcare Services Group, Inc.	24,048	951,820
MSA Safety, Inc.	10,678	619,751
SP Plus Corp. (a)	6,086	155,619
UniFirst Corp.	5,204	686,199

		4,392,173
Financial Data & Systems — 0.5%
Cardtronics PLC, Class A (a)	15,627	696,964
Cass Information Systems, Inc.	3,779	214,080
EVERTEC, Inc.	22,421	376,225
Fair Isaac Corp.	10,665	1,328,752
Green Dot Corp., Class A (a)	14,750	340,135

		2,956,156
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc. (a)	3,384	37,765
Foods — 1.1%
AdvancePierre Foods Holdings, Inc.	7,193	198,239
Amplify Snack Brands, Inc. (a)	10,203	165,288
B&G Foods, Inc.	22,640	1,113,435
Chefs’ Warehouse, Inc. (a)	7,011	78,102
Dean Foods Co.	31,956	524,078
Freshpet, Inc. (a)	7,642	66,103
Inventure Foods, Inc. (a)	6,609	62,125
J&J Snack Foods Corp.	5,098	607,274
John B Sanfilippo & Son, Inc.	3,009	154,452
Lancaster Colony Corp.	6,438	850,395
Lifeway Foods, Inc. (a)	1,252	21,209
Medifast, Inc.	3,468	131,056
Natural Health Trends Corp. (b)	2,480	70,085
Nature’s Sunshine Products, Inc.	2,785	44,560
Nutraceutical International Corp. (a)	2,904	90,721
Omega Protein Corp. (a)	7,645	178,664
Performance Food Group Co. (a)	13,061	323,913
Seneca Foods Corp., Class A (a)	2,227	62,890
Snyders-Lance, Inc.	27,680	929,494
SpartanNash Co.	12,842	371,391
Synutra International, Inc. (a)	8,669	36,930
Tootsie Roll Industries, Inc.	5,967	219,765
United Natural Foods, Inc. (a)	17,118	685,405

		6,985,574
Forest Products — 0.2%
Boise Cascade Co. (a)	13,493	342,722
Deltic Timber Corp.	3,685	249,585
Universal Forest Products, Inc.	6,804	670,126

		1,262,433

Common Stocks	Shares	Value
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	16,845	$1,125,583
Ennis, Inc.	8,780	147,943
InnerWorkings, Inc. (a)	13,389	126,124
Multi-Color Corp.	4,718	311,388
Quad/Graphics, Inc.	9,998	267,147

		1,978,185
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	4,306	174,479
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	5,327	125,984
Hillenbrand, Inc.	20,284	641,786
Matthews International Corp., Class A	11,061	672,066

		1,439,836
Gas Pipeline — 0.1%
SemGroup Corp., Class A	18,406	650,836
Glass — 0.1%
Apogee Enterprises, Inc.	9,808	438,319
Gold — 0.1%
Coeur Mining, Inc. (a)	55,696	658,883
Gold Resource Corp.	18,021	133,716

		792,599
Health Care Equipment & Supplies — 0.1%
Inogen, Inc. (a)	5,618	336,518
Health Care Facilities — 0.6%
AAC Holdings, Inc. (a)(b)	3,366	58,535
Adeptus Health, Inc., Class A (a)(b)	4,832	208,018
Capital Senior Living Corp. (a)	9,927	166,774
Ensign Group, Inc.	16,551	333,172
Genesis Healthcare, Inc. (a)	14,630	39,062
HealthSouth Corp.	30,733	1,246,838
Kindred Healthcare, Inc.	29,377	300,233
National Healthcare Corp.	3,864	254,985
Select Medical Holdings Corp. (a)	37,030	499,905
Surgical Care Affiliates, Inc. (a)	9,273	452,151
U.S. Physical Therapy, Inc.	4,179	262,023
USMD Holdings, Inc. (a)	599	13,561

		3,835,257
Health Care Management Services — 0.3%
BioScrip, Inc. (a)	35,967	103,945
Computer Programs & Systems, Inc. (b)	4,014	104,605
Magellan Health Services, Inc. (a)	6,609	355,102
Molina Healthcare, Inc. (a)	14,967	872,875
Triple-S Management Corp., Class B (a)	8,280	181,580

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Health Care Management Services (continued)
Universal American Corp.	16,459	$125,911

		1,744,018
Health Care Services — 2.0%
Accelerate Diagnostics, Inc. (a)	7,957	216,908
Addus HomeCare Corp. (a)	2,815	73,640
Air Methods Corp. (a)	12,295	387,170
Almost Family, Inc. (a)	2,958	108,766
Amedisys, Inc. (a)	9,608	455,803
AMN Healthcare Services, Inc. (a)	16,303	519,577
Argos Therapeutics, Inc. (a)	5,592	27,792
Cara Therapeutics, Inc. (a)	7,542	62,976
Care.com, Inc. (a)	4,960	49,402
Catalent, Inc. (a)	34,307	886,493
Chemed Corp.	5,570	785,760
Civitas Solutions, Inc. (a)	5,570	101,708
Corvel Corp. (a)	3,441	132,134
Cross Country Healthcare, Inc. (a)	11,268	132,737
Flexion Therapeutics, Inc. (a)	8,055	157,395
Globus Medical, Inc., Class A (a)	24,360	549,805
HealthEquity, Inc. (a)	14,869	562,792
Healthways, Inc. (a)	11,162	295,346
HMS Holdings Corp. (a)	29,035	643,706
LHC Group, Inc. (a)	5,231	192,919
Medidata Solutions, Inc. (a)	18,940	1,056,094
MiMedx Group, Inc. (a)	35,196	301,982
NeoGenomics, Inc. (a)	18,462	151,758
Nobilis Health Corp. (a)(b)	20,368	68,233
Omnicell, Inc. (a)	12,227	468,294
OvaScience, Inc. (a)	10,956	78,445
PharMerica Corp. (a)	10,285	288,700
Phibro Animal Health Corp., Class A	6,497	176,588
Press Ganey Holdings, Inc. (a)	7,697	310,959
Quality Systems, Inc.	17,836	201,903
Ryman Hospitality Properties, Inc.	15,081	726,301
Surgery Partners, Inc. (a)	6,568	132,936
T2 Biosystems, Inc. (a)	4,473	32,385
Team Health Holdings, Inc. (a)	23,397	761,806
Teladoc, Inc. (a)(b)	7,383	135,183
Tetraphase Pharmaceuticals, Inc. (a)	12,921	49,487
WebMD Health Corp. (a)	12,890	640,633

		11,924,516
Health Care: Miscellaneous — 0.1%
Medpace Holdings, Inc. (a)	2,707	80,831
Providence Service Corp. (a)	4,524	220,002

		300,833
Home Building — 0.7%
Beazer Homes USA, Inc. (a)	11,552	134,696
Century Communities, Inc. (a)	5,586	120,155

Common Stocks	Shares	Value
Home Building (continued)
Hovnanian Enterprises, Inc., Class A (a)	41,597	$70,299
Installed Building Products, Inc. (a)	6,923	248,328
KB Home	28,574	460,613
LGI Homes, Inc. (a)	5,448	200,704
M/I Homes, Inc. (a)	8,193	193,109
MDC Holdings, Inc.	13,816	356,453
Meritage Homes Corp. (a)	13,087	454,119
New Home Co., Inc. (a)	4,484	47,844
Taylor Morrison Home Corp., Class A (a)	10,602	186,595
Tile Shop Holdings, Inc. (a)	11,339	187,661
TopBuild Corp. (a)	13,461	446,905
TRI Pointe Group, Inc. (a)	51,705	681,472
UCP, Inc., Class A (a)	3,404	29,989
WCI Communities, Inc. (a)	7,553	179,157
William Lyon Homes, Class A (a)	8,389	155,616

		4,153,715
Hotel/Motel — 0.2%
Belmond Ltd., Class A (a)	28,808	366,150
Intrawest Resorts Holdings, Inc. (a)	5,561	90,199
La Quinta Holdings, Inc. (a)	29,437	329,106
Marcus Corp.	6,455	161,633
Red Lion Hotels Corp. (a)	4,916	40,999
Red Rock Resorts, Inc., Class A	10,451	246,539

		1,234,626
Household Appliances — 0.0%
National Presto Industries, Inc.	1,606	140,991
Household Equipment & Products — 0.3%
Central Garden & Pet Co. (a)	3,543	92,118
Central Garden and Pet Co., Class A (a)	11,467	284,382
CSS Industries, Inc.	3,018	77,200
Helen of Troy Ltd. (a)	9,631	829,903
Libbey, Inc.	7,709	137,606
Novocure Ltd. (a)	17,414	148,716
Sears Hometown and Outlet Stores, Inc. (a)	2,721	13,414

		1,583,339
Household Furnishings — 0.3%
American Woodmark Corp. (a)	4,741	381,982
Bassett Furniture Industries, Inc.	3,404	79,143
Ethan Allen Interiors, Inc.	8,460	264,544
Flexsteel Industries, Inc.	2,150	111,198
Hooker Furniture Corp.	3,886	95,168
Kirkland’s, Inc. (a)	4,826	58,781
La-Z-Boy, Inc.	17,143	421,032
Lifetime Brands, Inc.	3,753	50,515

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Household Furnishings (continued)
Select Comfort Corp. (a)	15,876	$342,922

		1,805,285
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	28,576	506,652
Citizens, Inc. (a)(b)	16,484	154,290
CNO Financial Group, Inc.	61,655	941,472
FBL Financial Group, Inc., Class A	3,615	231,252
Fidelity & Guaranty Life	4,700	108,993
Independence Holding Co.	2,815	48,362
National Western Life Group, Inc.	848	174,154
Primerica, Inc.	16,172	857,601
Third Point Reinsurance Ltd. (a)	23,724	284,688
Trupanion, Inc. (a)	5,012	84,703

		3,392,167
Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)	3,971	62,623
Crawford & Co., Class B	3,680	41,768
eHealth, Inc. (a)	5,891	66,038
Horace Mann Educators Corp.	14,357	526,184
James River Group Holdings Ltd.	5,171	187,190
Kemper Corp.	13,853	544,700
Maiden Holdings Ltd.	19,406	246,262
PICO Holdings, Inc. (a)	7,275	85,772

		1,760,537
Insurance: Property-Casualty — 1.7%
AMERISAFE, Inc.	6,813	400,468
Argo Group International Holdings Ltd.	10,217	576,443
Baldwin & Lyons, Inc., Class B	3,355	85,989
Blue Capital Reinsurance Holdings Ltd.	2,837	51,974
Donegal Group, Inc., Class A	3,409	54,919
EMC Insurance Group, Inc.	3,303	88,950
Employers Holdings, Inc.	8,684	259,044
Enstar Group Ltd. (a)	4,030	662,814
Essent Group Ltd. (a)	25,810	686,804
Federated National Holding Co.	4,938	92,291
Genworth Financial, Inc., Class A (a)	130,504	647,300
Global Indemnity PLC (a)	3,311	98,337
Greenlight Capital Re Ltd. (a)	10,786	220,466
Hallmark Financial Services, Inc. (a)	5,530	56,904
HCI Group, Inc.	2,767	84,006
Heritage Insurance Holdings, Inc.	9,642	138,941
Hilltop Holdings, Inc. (a)	25,939	582,590
Infinity Property & Casualty Corp.	3,953	326,636
Investors Title Co.	568	56,516
National General Holdings Corp.	16,980	377,635

Common Stocks	Shares	Value
Insurance: Property-Casualty (continued)
National Interstate Corp.	2,892	$94,077
Navigators Group, Inc.	4,082	395,627
NMI Holdings, Inc., Class A (a)	17,936	136,672
OneBeacon Insurance Group Ltd.	7,922	113,126
Radian Group, Inc.	74,628	1,011,209
RLI Corp.	13,300	909,188
Safety Insurance Group, Inc.	4,948	332,605
Selective Insurance Group, Inc.	16,390	653,305
State Auto Financial Corp.	5,765	137,265
State National Cos., Inc.	11,194	124,477
Stewart Information Services Corp.	6,279	279,102
United Fire Group, Inc.	7,627	322,775
United Insurance Holdings Corp.	5,642	95,801
Universal Insurance Holdings, Inc.	11,250	283,500
WMIH Corp. (a)	70,264	164,418

		10,602,174
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	2,183	18,512
Radiant Logistics, Inc. (a)	10,744	30,513
Vectrus, Inc. (a)	3,581	54,538

		103,563
Internet Software & Services — 0.5%
Amber Road, Inc. (a)	5,840	56,356
ChannelAdvisor Corp. (a)	8,361	108,108
Everyday Health, Inc. (a)	9,449	72,663
Global Eagle Entertainment, Inc. (a)	16,882	140,289
Gogo, Inc. (a)(b)	19,644	216,870
GrubHub, Inc. (a)	27,834	1,196,584
MeetMe, Inc. (a)	13,581	84,202
Quotient Technology, Inc. (a)	22,130	294,550
TrueCar, Inc. (a)	18,815	177,614
Zendesk, Inc. (a)	27,975	859,112

		3,206,348
Leisure Time — 1.0%
Callaway Golf Co.	32,353	375,618
Churchill Downs, Inc.	4,654	681,113
ClubCorp Holdings, Inc.	22,275	322,319
Escalade, Inc.	3,599	45,923
International Speedway Corp., Class A	8,943	298,875
Interval Leisure Group, Inc.	38,952	668,806
Johnson Outdoors, Inc., Class A	1,696	61,684
Liberty TripAdvisor Holdings, Inc., Series A (a)	24,818	542,273
Lindblad Expeditions Holdings, Inc. (a)	5,491	49,419
Marriott Vacations Worldwide Corp.	7,748	568,083
Nautilus, Inc. (a)	10,591	240,628
Planet Fitness, Inc., Class A (a)	6,668	133,827

14	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Leisure Time (continued)
SeaWorld Entertainment, Inc.	23,051	$310,727
Smith & Wesson Holding Corp. (a)	18,949	503,854
Speedway Motorsports, Inc.	3,839	68,565
Sturm Ruger & Co., Inc.	6,359	367,296
Travelport Worldwide Ltd.	40,600	610,218
West Marine, Inc. (a)	6,251	51,696

		5,900,924
Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd. (a)	2,611	84,779
Luxury Items — 0.0%
Movado Group, Inc.	5,529	118,763
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	3,248	214,011
Lindsay Corp.	3,642	269,435
Titan International, Inc.	15,870	160,604
Titan Machinery, Inc. (a)	5,862	60,965

		705,015
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	6,642	397,657
Douglas Dynamics, Inc.	7,614	243,191
NACCO Industries, Inc., Class A	1,302	88,484

		729,332
Machinery: Engines — 0.0%
Briggs & Stratton Corp.	14,601	272,309
Machinery: Industrial — 1.4%
Actuant Corp., Class A	20,507	476,583
Altra Industrial Motion Corp.	8,642	250,359
Applied Industrial Technologies, Inc.	12,349	577,192
Chart Industries, Inc. (a)	10,549	346,324
Columbus McKinnon Corp.	6,408	114,319
DXP Enterprises, Inc. (a)	4,581	129,138
EnPro Industries, Inc.	7,533	428,025
ExOne Co. (a)	3,913	59,556
Gencor Industries, Inc. (a)	2,098	25,134
Graham Corp.	3,072	58,675
Hardinge, Inc.	4,240	47,191
Hyster-Yale Materials Handling, Inc.	3,257	195,843
John Bean Technologies Corp.	9,997	705,288
Joy Global, Inc.	33,986	942,772
Kadant, Inc.	3,663	190,879
Kennametal, Inc.	27,232	790,273
Manitowoc Co., Inc.	43,934	210,444
Milacron Holdings Corp. (a)	4,987	79,592
MTS Systems Corp.	5,736	264,028
Omega Flex, Inc.	1,029	39,678
Proto Labs, Inc. (a)	8,573	513,608
SPX Corp. (a)	14,511	292,252

Common Stocks	Shares	Value
Machinery: Industrial (continued)
SPX FLOW, Inc. (a)	12,188	$376,853
Supreme Industries, Inc., Class A	4,316	83,299
Tennant Co.	6,116	396,317
Woodward, Inc.	18,206	1,137,511

		8,731,133
Machinery: Specialty — 0.1%
Albany International Corp., Class A	9,856	417,697
Hurco Cos., Inc.	2,342	65,740

		483,437
Manufactured Housing — 0.1%
Cavco Industries, Inc. (a)	2,898	287,047
Medical & Dental Instruments & Supplies — 2.2%
American Renal Associates Holdings, Inc. (a)	2,980	54,445
AngioDynamics, Inc. (a)	9,430	165,402
Anika Therapeutics, Inc. (a)	4,859	232,503
AtriCure, Inc. (a)	10,890	172,280
Atrion Corp.	461	196,662
Avinger, Inc. (a)	7,088	33,810
AxoGen, Inc. (a)	8,280	74,768
Cantel Medical Corp.	12,312	960,090
Cardiovascular Systems, Inc. (a)	11,062	262,612
Cerus Corp. (a)	35,163	218,362
Community Health Systems, Inc. (a)	38,644	445,952
CONMED Corp.	9,665	387,180
Cotiviti Holdings, Inc. (a)	4,624	155,043
CryoLife, Inc.	10,816	190,037
Cutera, Inc. (a)	3,811	45,427
Endologix, Inc. (a)	27,981	358,157
Entellus Medical, Inc. (a)	2,684	59,531
Exactech, Inc. (a)	3,386	91,523
Halyard Health, Inc. (a)	16,132	559,135
ICU Medical, Inc. (a)	5,047	637,840
Insulet Corp. (a)	19,992	818,472
Integra LifeSciences Holdings Corp. (a)	10,390	857,694
Intersect ENT, Inc. (a)	9,027	142,988
Invacare Corp.	11,283	126,031
InVivo Therapeutics Holdings Corp. (a)(b)	10,661	72,495
IRIDEX Corp. (a)	2,910	42,166
K2M Group Holdings, Inc. (a)	8,887	158,011
Landauer, Inc.	3,348	148,919
LeMaitre Vascular, Inc.	4,579	90,847
Meridian Bioscience, Inc.	14,213	274,169
Merit Medical Systems, Inc. (a)	14,832	360,269
NanoString Technologies, Inc. (a)	5,160	103,097
Neogen Corp. (a)	12,477	697,963
NuVasive, Inc. (a)	17,061	1,137,286
Ocular Therapeutix, Inc. (a)	6,848	47,046

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (continued)
OraSure Technologies, Inc. (a)	19,100	$152,227
Orthofix International NV (a)	6,019	257,433
Owens & Minor, Inc.	21,486	746,209
Quidel Corp. (a)	9,256	204,465
Quorum Health Corp. (a)	9,733	61,026
Second Sight Medical Products, Inc. (a)(b)	3,830	13,482
Senseonics Holdings, Inc. (a)	10,762	41,972
Staar Surgical Co. (a)	14,287	134,298
SurModics, Inc. (a)	4,318	129,929
TransEnterix, Inc. (a)(b)	21,069	35,607
Utah Medical Products, Inc.	1,235	73,853
Vascular Solutions, Inc. (a)	5,782	278,866
ViewRay, Inc. (a)(b)	2,026	9,157
Wright Medical Group NV (a)	35,536	871,698

		13,388,434
Medical Equipment — 1.1%
Abaxis, Inc.	7,483	386,272
Accuray, Inc. (a)	27,654	176,156
Analogic Corp.	4,293	380,360
ConforMIS, Inc. (a)	11,766	116,719
Corindus Vascular Robotics, Inc. (a)(b)	14,191	15,752
Cynosure, Inc., Class A (a)	8,116	413,429
Fluidigm Corp. (a)	9,529	76,327
Glaukos Corp. (a)	5,786	218,364
Haemonetics Corp. (a)	17,764	643,234
iRadimed Corp. (a)(b)	1,212	20,592
Luminex Corp. (a)	13,774	312,945
Masimo Corp. (a)	14,061	836,489
Natus Medical, Inc. (a)	11,166	438,712
Nevro Corp. (a)	8,269	863,201
NxStage Medical, Inc. (a)	21,748	543,483
Oxford Immunotec Global PLC (a)	7,498	94,175
Spectranetics Corp. (a)	14,848	372,536
Tandem Diabetes Care, Inc. (a)	6,602	50,571
Zeltiq Aesthetics, Inc. (a)	12,225	479,465

		6,438,782
Medical Services — 0.2%
PAREXEL International Corp. (a)	18,117	1,258,226
Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	11,977	288,167
Ampco-Pittsburgh Corp.	3,395	37,651
Dynamic Materials Corp.	4,878	51,999
Global Brass & Copper Holdings, Inc.	7,364	212,746
Haynes International, Inc.	4,352	161,503
Lawson Products, Inc. (a)	1,881	33,350
MRC Global, Inc. (a)	32,019	526,072
Mueller Industries, Inc.	19,855	643,699

Common Stocks	Shares	Value
Metal Fabricating (continued)
Mueller Water Products, Inc., Series A	53,574	$672,354
NN, Inc.	9,148	166,951
RBC Bearings, Inc. (a)	7,815	597,691
Rexnord Corp. (a)	28,625	612,861
Worthington Industries, Inc.	15,537	746,242

		4,751,286
Metals & Minerals: Diversified — 0.7%
Cliffs Natural Resources, Inc. (a)	76,418	447,045
Commercial Metals Co.	39,709	642,889
Ferroglobe PLC	23,038	208,033
Hecla Mining Co.	131,172	747,680
Materion Corp.	6,904	212,022
Minerals Technologies, Inc.	11,948	844,604
Oil-Dri Corp. of America	1,622	61,052
Ring Energy, Inc. (a)	12,782	139,963
SunCoke Energy, Inc.	22,394	179,600
U.S. Silica Holdings, Inc.	22,087	1,028,371
United States Lime & Minerals, Inc.	768	50,688

		4,561,947
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	36,656	353,364
Eastman Kodak Co. (a)	6,462	96,930
Electronics for Imaging, Inc. (a)	16,179	791,477
Essendant, Inc.	12,911	264,934
Herman Miller, Inc.	20,649	590,561
HNI Corp.	15,592	620,561
Kimball International, Inc., Class B	12,697	164,299
Knoll, Inc.	16,416	375,106
Steelcase, Inc., Class A	29,430	408,783

		3,666,015
Offshore Drilling & Other Services — 0.1%
Atwood Oceanics, Inc.	21,584	187,565
Seadrill Ltd. (a)(b)	133,603	316,639

		504,204
Oil Well Equipment & Services — 0.6%
Dawson Geophysical Co. (a)	6,925	52,838
Fairmount Santrol Holdings, Inc. (a)	27,161	230,325
Flotek Industries, Inc. (a)	18,808	273,468
Forum Energy Technologies, Inc. (a)	20,805	413,187
Helix Energy Solutions Group, Inc. (a)	34,854	283,363
Hornbeck Offshore Services, Inc. (a)	9,405	51,728
Independence Contract Drilling, Inc. (a)	10,591	55,603
Matrix Service Co. (a)	9,137	171,410

16	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Oil Well Equipment & Services (continued)
McDermott International, Inc. (a)	83,458	$418,125
Natural Gas Services Group, Inc. (a)	3,991	98,139
Newpark Resources, Inc. (a)	28,814	212,071
Oil States International, Inc. (a)	17,739	560,020
Parker Drilling Co. (a)	39,751	86,260
RigNet, Inc. (a)	4,411	66,694
SEACOR Holdings, Inc. (a)	5,466	325,172
Tesco Corp.	16,000	130,560
TETRA Technologies, Inc. (a)	31,374	191,695
Willbros Group, Inc. (a)	11,770	22,128

		3,642,786
Oil, Gas & Consumable Fuels — 0.4%
Archrock, Inc.	24,103	315,267
Ardmore Shipping Corp.	9,092	64,008
CARBO Ceramics, Inc.	6,468	70,760
DHT Holdings, Inc.	32,099	134,495
Dorian LPG Ltd. (a)	7,639	45,834
EXCO Resources, Inc. (a)(b)	44,510	47,626
Exterran Corp. (a)	11,075	173,656
Frontline Ltd. (b)	23,359	167,484
Navios Maritime Acquisition Corp.	33,180	44,793
Pacific Ethanol, Inc. (a)	10,223	70,641
Plug Power, Inc. (a)(b)	60,153	102,861
RSP Permian, Inc. (a)	27,136	1,052,334

		2,289,759
Oil: Crude Producers — 1.2%
Abraxas Petroleum Corp. (a)	43,743	73,926
Bill Barrett Corp. (a)	16,602	92,307
California Resources Corp. (b)	11,296	141,200
Callon Petroleum Co. (a)	50,176	787,763
Carrizo Oil & Gas, Inc. (a)	19,288	783,479
Clayton Williams Energy, Inc. (a)(b)	2,004	171,222
Contango Oil & Gas Co. (a)	8,024	82,005
CVR Energy, Inc.	5,230	72,017
Denbury Resources, Inc.	121,474	392,361
Earthstone Energy, Inc. (a)	280	2,408
Eclipse Resources Corp. (a)	18,737	61,645
Erin Energy Corp. (a)(b)	3,671	8,627
Evolution Petroleum Corp.	7,491	47,043
Isramco, Inc. (a)(b)	229	19,099
Jones Energy, Inc., Class A (a)	20,539	73,119
Northern Oil and Gas, Inc. (a)	16,222	43,475
Oasis Petroleum, Inc. (a)	61,634	706,942
ONE Gas, Inc.	17,851	1,103,906
Overseas Shipholding Group, Inc., Class A	13,547	143,192
Panhandle Oil and Gas, Inc.	5,415	94,925
PDC Energy, Inc. (a)	19,318	1,295,465
Sanchez Energy Corp. (a)(b)	18,635	164,733
Synergy Resources Corp. (a)	63,711	441,517

Common Stocks	Shares	Value
Oil: Crude Producers (continued)
Unit Corp. (a)	17,513	$325,742
W&T Offshore, Inc. (a)	9,465	16,658

		7,144,776
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	562	22,098
Alon USA Energy, Inc.	11,054	89,095
Clean Energy Fuels Corp. (a)	31,527	140,926
Delek U.S. Holdings, Inc.	21,336	368,899
Par Pacific Holdings, Inc. (a)	10,850	141,918
Renewable Energy Group, Inc. (a)	13,896	117,699
Trecora Resources (a)	6,709	76,617
Western Refining, Inc.	27,861	737,202

		1,694,454
Paints & Coatings — 0.2%
Chase Corp.	2,495	172,454
Ferro Corp. (a)	28,831	398,156
HB Fuller Co.	17,187	798,680
Kronos Worldwide, Inc.	6,875	56,994

		1,426,284
Paper — 0.3%
Clearwater Paper Corp. (a)	5,855	378,643
KapStone Paper and Packaging Corp.	29,958	566,805
Neenah Paper, Inc.	5,641	445,695
PH Glatfelter Co.	14,938	323,856
Schweitzer-Mauduit International, Inc.	10,403	401,140

		2,116,139
Personal Care — 0.2%
Lifevantage Corp. (a)	5,055	47,820
Orchids Paper Products Co.	2,936	79,947
USANA Health Sciences, Inc. (a)	1,779	246,125
WD-40 Co.	4,816	541,463

		915,355
Pharmaceuticals — 2.4%
AcelRx Pharmaceuticals, Inc. (a)	12,894	50,158
Achillion Pharmaceuticals, Inc. (a)	41,148	333,299
Aclaris Therapeutics, Inc. (a)	3,075	78,751
Adamas Pharmaceuticals, Inc. (a)	5,557	91,190
Aerie Pharmaceuticals, Inc. (a)	8,309	313,582
Agile Therapeutics, Inc. (a)	4,444	31,019
Amphastar Pharmaceuticals, Inc. (a)	12,276	232,876
Ampio Pharmaceuticals, Inc. (a)(b)	12,123	8,973
Aratana Therapeutics, Inc. (a)	11,808	110,523
Arrowhead Pharmaceuticals, Inc. (a)	20,983	154,225
Axsome Therapeutics, Inc. (a)(b)	4,402	34,688

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Biospecifics Technologies Corp. (a)	1,963	$89,650
Cambrex Corp. (a)	11,064	491,905
Cempra, Inc. (a)(b)	15,439	373,624
Chimerix, Inc. (a)	14,843	82,230
ChromaDex Corp. (a)(b)	8,281	24,677
Concert Pharmaceuticals, Inc. (a)	5,645	57,071
Corcept Therapeutics, Inc. (a)	25,748	167,362
Corvus Pharmaceuticals, Inc. (a)	869	14,295
Depomed, Inc. (a)	20,928	499,970
Durect Corp. (a)	42,874	59,595
Eagle Pharmaceuticals, Inc. (a)	3,062	214,340
Egalet Corp. (a)	7,464	56,801
Enanta Pharmaceuticals, Inc. (a)	5,636	149,974
Endocyte, Inc. (a)	13,580	41,962
Esperion Therapeutics, Inc. (a)	5,101	70,649
Heska Corp. (a)	2,068	112,561
Horizon Pharma PLC (a)	55,597	1,007,974
Immune Design Corp. (a)	4,834	36,642
Impax Laboratories, Inc. (a)	25,259	598,638
Infinity Pharmaceuticals, Inc. (a)	15,613	24,356
Innoviva, Inc.	27,935	307,006
Inotek Pharmaceuticals Corp. (a)	5,954	56,444
Intra-Cellular Therapies, Inc. (a)	11,847	180,548
Ironwood Pharmaceuticals, Inc. (a)	44,851	712,234
Kite Pharma, Inc. (a)	13,495	753,831
La Jolla Pharmaceutical Co. (a)	4,826	114,810
Lannett Co., Inc. (a)	9,601	255,099
Lipocine, Inc. (a)	4,616	20,587
Medicines Co. (a)	23,177	874,700
MyoKardia, Inc. (a)	3,845	62,827
Otonomy, Inc. (a)	8,373	152,305
Pacira Pharmaceuticals, Inc. (a)	12,478	426,997
Paratek Pharmaceuticals, Inc. (a)	6,655	86,582
Portola Pharmaceuticals, Inc. (a)	16,995	385,956
Prestige Brands Holdings, Inc. (a)	18,309	883,775
Radius Health, Inc. (a)	10,974	593,584
Reata Pharmaceuticals, Inc. (a)(b)	2,131	56,173
Revance Therapeutics, Inc. (a)	7,398	119,922
Sciclone Pharmaceuticals, Inc. (a)	17,183	176,126
Spectrum Pharmaceuticals, Inc. (a)	27,319	127,580
Supernus Pharmaceuticals, Inc. (a)	16,293	402,926
Syndax Pharmaceuticals, Inc. (a)	1,279	19,390
Teligent, Inc. (a)	14,932	113,483
TG Therapeutics, Inc. (a)	12,762	98,778
TherapeuticsMD, Inc. (a)	51,662	351,818
Theravance Biopharma, Inc. (a)	12,473	452,021
Titan Pharmaceuticals, Inc. (a)	7,384	43,418
Ultragenyx Pharmaceutical, Inc. (a)	12,412	880,507
Voyager Therapeutics, Inc. (a)	4,083	49,037
Zafgen, Inc. (a)	6,536	21,634
Zogenix, Inc. (a)	7,997	91,406

		14,485,064

Common Stocks	Shares	Value
Photography — 0.1%
GoPro, Inc., Class A (a)(b)	34,832	$580,998
Plastics — 0.2%
A. Schulman, Inc.	9,933	289,249
Ply Gem Holdings, Inc. (a)	7,987	106,706
Trinseo SA	9,909	560,453

		956,408
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	13,570	642,133
Generac Holdings, Inc. (a)	22,599	820,344
Maxwell Technologies, Inc. (a)	10,738	55,408
Powell Industries, Inc.	2,926	117,186
Vicor Corp. (a)	5,494	63,730

		1,698,801
Precious Metals & Minerals — 0.1%
Stillwater Mining Co. (a)	42,310	565,262
Printing & Copying Services — 0.2%
Casella Waste Systems, Inc., Class A (a)	13,565	139,720
Cimpress NV (a)	8,662	876,421

		1,016,141
Producer Durables: Miscellaneous — 0.0%
Park-Ohio Holdings Corp.	2,899	105,669
Production Technology Equipment — 0.7%
Axcelis Technologies, Inc. (a)	10,001	132,813
Brooks Automation, Inc.	23,210	315,888
Cohu, Inc.	9,114	106,998
Electro Scientific Industries, Inc. (a)	9,057	51,082
Entegris, Inc. (a)	48,663	847,709
MKS Instruments, Inc.	18,272	908,667
Nanometrics, Inc. (a)	8,125	181,513
Photronics, Inc. (a)	22,501	231,985
Rudolph Technologies, Inc. (a)	10,306	182,828
Tessera Technologies, Inc.	16,857	647,983
Ultra Clean Holdings, Inc. (a)	11,064	81,984
Ultratech, Inc. (a)	7,431	171,508
Veeco Instruments, Inc. (a)	13,703	268,990

		4,129,948
Publishing — 0.5%
Daily Journal Corp. (a)	360	78,840
Eros International PLC (a)(b)	10,173	155,850
Media General, Inc. (a)	37,634	693,595
Meredith Corp.	12,938	672,647
New Media Investment Group, Inc.	13,453	208,521
New York Times Co., Class A	43,049	514,436
Scholastic Corp.	9,345	367,819

18	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Publishing (continued)
Time, Inc.	35,433	$513,070

		3,204,778
Radio & TV Broadcasters — 0.6%
Central European Media Enterprises Ltd., Class A (a)(b)	23,953	55,332
Entercom Communications Corp., Class A	9,309	120,459
Entravision Communications Corp., Class A	22,699	173,193
Gannett Co., Inc.	40,215	468,103
Gray Television, Inc. (a)	22,289	230,914
Liberty Braves Group, Class A (a)	3,275	57,149
Liberty Braves Group, Class C (a)	10,789	187,513
Liberty Media Group, Class A (a)	7,939	227,452
Liberty Media Group, Class C (a)	15,880	446,863
MSG Networks, Inc., Class A (a)	20,712	385,450
Nexstar Broadcasting Group, Inc., Class A	10,279	593,201
Radio One, Inc., Class D (a)	6,576	19,925
Saga Communications, Inc., Class A	1,300	58,942
Salem Media Group, Inc., Class A	2,902	17,064
Sinclair Broadcast Group, Inc., Class A	23,010	664,529
Townsquare Media, Inc. (a)	3,245	30,308
TRONC, Inc.	9,365	158,081

		3,894,478
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	2,575	106,786
FreightCar America, Inc.	4,474	64,336
Greenbrier Cos., Inc.	9,324	329,137

		500,259
Real Estate — 0.3%
AV Homes, Inc. (a)	4,186	69,655
Consolidated-Tomoka Land Co.	1,511	77,348
Forestar Group, Inc. (a)	12,009	140,625
HFF, Inc., Class A	12,397	343,273
Kennedy-Wilson Holdings, Inc.	28,448	641,502
RMR Group, Inc., Class A	2,368	89,842
St. Joe Co. (a)	14,080	258,790
Stratus Properties, Inc. (a)	2,165	52,826
Tejon Ranch Co. (a)	4,942	120,190
Trinity Place Holdings, Inc. (a)	6,302	61,634

		1,855,685
Real Estate Investment Trusts (REITs) — 8.6%
Acadia Realty Trust	27,630	1,001,311
AG Mortgage Investment Trust, Inc.	9,274	146,066
Agree Realty Corp.	7,891	390,131
Alexander & Baldwin, Inc.	16,257	624,594

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexander’s, Inc.	749	$314,280
Altisource Residential Corp.	18,288	199,339
American Assets Trust, Inc.	13,456	583,721
Anworth Mortgage Asset Corp.	30,717	151,128
Apollo Commercial Real Estate Finance, Inc.	24,814	406,205
Ares Commercial Real Estate Corp.	10,075	126,945
Armada Hoffler Properties, Inc.	12,396	166,106
ARMOUR Residential REIT, Inc.	12,417	279,879
Ashford Hospitality Prime, Inc.	8,414	118,637
Ashford Hospitality Trust, Inc.	27,944	164,590
Bluerock Residential Growth REIT, Inc.	6,705	87,165
Capstead Mortgage Corp.	33,240	313,453
CareTrust REIT, Inc.	20,590	304,320
Catchmark Timber Trust, Inc.	13,591	158,879
CBL & Associates Properties, Inc.	58,552	710,821
Cedar Realty Trust, Inc.	28,821	207,511
Chatham Lodging Trust	13,126	252,676
Chesapeake Lodging Trust	20,618	472,152
City Office REIT, Inc.	7,341	93,451
Colony Capital, Inc., Class A	39,184	714,324
Colony Starwood Homes	22,570	647,759
Community Healthcare Trust, Inc.	4,667	102,301
CorEnergy Infrastructure Trust, Inc.	4,337	127,204
Coresite Realty Corp.	11,571	856,717
Cousins Properties, Inc.	72,327	755,094
CYS Investments, Inc.	53,597	467,366
DiamondRock Hospitality Co.	69,750	634,725
DuPont Fabros Technology, Inc.	25,761	1,062,641
Dynex Capital, Inc.	15,567	115,507
Easterly Government Properties, Inc.	11,338	216,329
EastGroup Properties, Inc.	10,870	799,597
Education Realty Trust, Inc.	25,363	1,094,160
Farmland Partners, Inc.	4,362	48,854
FelCor Lodging Trust, Inc.	47,545	305,714
First Industrial Realty Trust, Inc.	40,107	1,131,820
First Potomac Realty Trust	20,243	185,223
Four Corners Property Trust, Inc.	11,641	248,303
Franklin Street Properties Corp.	36,944	465,494
Geo Group, Inc.	25,821	614,023
Getty Realty Corp.	9,129	218,457
Gladstone Commercial Corp.	7,883	146,860
Global Net Lease, Inc.	59,647	486,720
Government Properties Income Trust	17,876	404,355
Gramercy Property Trust	145,653	1,404,095
Great Ajax Corp.	5,792	79,061
Healthcare Realty Trust, Inc.	39,354	1,340,397
Hersha Hospitality Trust	14,562	262,407
Hudson Pacific Properties, Inc.	32,338	1,062,950
Independence Realty Trust, Inc.	14,296	128,664

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
InfraREIT, Inc. (a)	14,029	$254,486
Invesco Mortgage Capital, Inc.	39,152	596,285
Investors Real Estate Trust	41,986	249,817
iStar, Inc. (a)	24,224	259,924
Kite Realty Group Trust	28,620	793,346
LaSalle Hotel Properties	36,956	882,140
Lexington Realty Trust	79,508	818,932
LTC Properties, Inc.	13,019	676,858
Mack-Cali Realty Corp.	30,949	842,432
Medical Properties Trust, Inc.	81,993	1,211,037
Monmouth Real Estate Investment Corp.	21,835	311,585
Monogram Residential Trust, Inc.	58,224	619,503
MTGE Investment Corp.	15,971	274,542
National Health Investors, Inc.	12,864	1,009,567
National Storage Affiliates Trust	12,081	252,976
New Residential Investment Corp.	84,361	1,165,025
New Senior Investment Group, Inc.	26,734	308,510
New York Mortgage Trust, Inc.	39,201	235,990
New York REIT, Inc.	57,987	530,581
NexPoint Residential Trust, Inc.	6,366	125,156
NorthStar Realty Europe Corp.	20,790	227,651
One Liberty Properties, Inc. (b)	4,637	112,030
Orchid Island Capital, Inc.	8,473	88,289
Owens Realty Mortgage, Inc.	3,428	59,373
Parkway Properties, Inc.	28,160	479,002
Pebblebrook Hotel Trust	24,865	661,409
Pennsylvania Real Estate Investment Trust	23,716	546,180
PennyMac Mortgage Investment Trust (c)	23,445	365,273
Physicians Realty Trust	46,682	1,005,530
Potlatch Corp.	14,168	550,994
Preferred Apartment Communities, Inc., Class A	8,062	108,918
PS Business Parks, Inc.	6,779	769,891
QTS Realty Trust, Inc., Class A	16,109	851,361
RAIT Financial Trust	22,437	75,837
Ramco-Gershenson Properties Trust	27,744	519,923
Redwood Trust, Inc.	27,199	385,138
Resource Capital Corp.	9,931	127,216
Retail Opportunity Investments Corp.	37,135	815,485
Rexford Industrial Realty, Inc.	23,044	527,477
RLJ Lodging Trust	42,248	888,475
Sabra Health Care REIT, Inc.	22,612	569,370
Saul Centers, Inc.	3,493	232,634
Select Income REIT	22,176	596,534
Seritage Growth Properties, Class A (b)	8,653	438,534
Silver Bay Realty Trust Corp.	11,750	205,978
STAG Industrial, Inc.	23,690	580,642

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.	30,691	$403,894
Sunstone Hotel Investors, Inc.	75,103	960,567
Terreno Realty Corp.	15,900	437,409
Tier REIT, Inc.	16,988	262,295
UMH Properties, Inc.	8,932	106,469
United Development Funding IV (b)	8,911	28,515
Universal Health Realty Income Trust	2,701	170,217
Urban Edge Properties	31,054	873,860
Urstadt Biddle Properties, Inc., Class A	6,772	150,474
Walter Investment Management Corp. (a)(b)	5,571	22,618
Washington Prime Group, Inc.	64,477	798,225
Washington Real Estate Investment Trust	25,463	792,409
Western Asset Mortgage Capital Corp.	13,498	140,649
Whitestone REIT	8,806	122,227
Xenia Hotels & Resorts, Inc.	36,405	552,628

		52,430,773
Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc.	4,473	69,287
Drew Industries, Inc.	8,147	798,569
Malibu Boats, Inc. (a)	6,072	90,473
Marine Products Corp.	2,782	24,954
MCBC Holdings, Inc.	2,293	26,140
Winnebago Industries, Inc.	9,163	215,972

		1,225,395
Rental & Leasing Services: Consumer — 0.0%
Rent-A-Center, Inc.	17,953	226,926
Restaurants — 1.9%
Biglari Holdings, Inc. (a)	362	157,839
BJ’s Restaurants, Inc. (a)	7,993	284,151
Bloomin’ Brands, Inc.	39,356	678,498
Bob Evans Farms, Inc.	6,794	260,210
Bojangles’, Inc. (a)	3,598	57,424
Buffalo Wild Wings, Inc. (a)	6,507	915,795
Carrols Restaurant Group, Inc. (a)	11,724	154,874
Cheesecake Factory, Inc.	15,535	777,682
Cracker Barrel Old Country Store, Inc.	6,558	867,099
Dave & Buster’s Entertainment, Inc. (a)	13,136	514,669
Del Taco Restaurants, Inc. (a)	7,522	89,662
Denny’s Corp. (a)	26,017	278,122
DineEquity, Inc.	6,052	479,258
El Pollo Loco Holdings, Inc. (a)	6,798	85,587
Ellie Mae, Inc. (a)	11,280	1,187,784
Fiesta Restaurant Group, Inc. (a)	9,198	220,752
Fogo De Chao, Inc. (a)	1,664	17,588

20	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Restaurants (continued)
Habit Restaurants, Inc., Class A (a)	4,521	$63,294
J Alexander’s Holdings, Inc. (a)	4,975	50,397
Jack in the Box, Inc.	11,219	1,076,351
Jamba, Inc. (a)(b)	4,221	46,093
Kona Grill, Inc. (a)	2,900	36,453
Luby’s, Inc. (a)	5,241	22,484
Nathan’s Famous, Inc. (a)	1,059	55,645
Noodles & Co. (a)	3,790	18,040
Papa John’s International, Inc.	9,349	737,169
Popeyes Louisiana Kitchen, Inc. (a)	7,578	402,695
Potbelly Corp. (a)	8,542	106,177
Red Robin Gourmet Burgers, Inc. (a)	4,725	212,342
Ruby Tuesday, Inc. (a)	20,067	50,168
Ruth’s Hospitality Group, Inc.	10,878	153,597
Shake Shack, Inc., Class A (a)(b)	5,501	190,720
Sonic Corp.	16,269	425,922
Texas Roadhouse, Inc.	22,700	885,981
Wingstop, Inc.	5,409	158,484
Zoe’s Kitchen, Inc. (a)	6,748	149,738

		11,868,744
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	15,676	542,546
CIRCOR International, Inc.	5,656	336,871
Energy Recovery, Inc. (a)	11,851	189,379
ESCO Technologies, Inc.	8,731	405,293
Gorman-Rupp Co.	6,079	155,683
Sun Hydraulics Corp.	7,961	256,902
Thermon Group Holdings, Inc. (a)	11,196	221,121
Watts Water Technologies, Inc., Class A	9,540	618,574

		2,726,369
Scientific Instruments: Electrical — 0.6%
Allied Motion Technologies, Inc.	2,225	42,075
Atkore International Group, Inc. (a)	4,035	75,616
AZZ, Inc.	8,957	584,623
EnerSys	14,976	1,036,190
Franklin Electric Co., Inc.	15,887	646,760
Littelfuse, Inc.	7,589	977,539
Preformed Line Products Co.	866	36,519
Taser International, Inc. (a)	18,059	516,668

		3,915,990
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	9,592	321,428
FARO Technologies, Inc. (a)	5,710	205,274
Itron, Inc. (a)	11,527	642,745
Mesa Laboratories, Inc.	1,024	117,105
Vishay Precision Group, Inc. (a)	4,425	70,933

		1,357,485

Common Stocks	Shares	Value
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	10,582	$119,365
Darling International, Inc. (a)	56,730	766,422
Heritage-Crystal Clean, Inc. (a)	4,350	57,768
Team, Inc. (a)	9,959	325,759
TRC Cos., Inc. (a)	6,550	56,788
U.S. Ecology, Inc.	7,509	336,704

		1,662,806
Securities Brokerage & Services — 0.2%
BGC Partners, Inc., Class A	75,187	657,886
Gain Capital Holdings, Inc.	12,505	77,281
INTL. FCStone, Inc. (a)	5,318	206,604
Investment Technology Group, Inc.	10,047	172,206
Ladenburg Thalmann Financial Services, Inc. (a)	34,978	80,799
Virtu Financial, Inc., Class A	8,779	131,422

		1,326,198
Semiconductors & Components — 2.6%
Acacia Communications, Inc. (a)(b)	1,820	187,969
Advanced Micro Devices, Inc. (a)	259,008	1,789,745
Alpha & Omega Semiconductor Ltd. (a)	6,225	135,207
Amkor Technology, Inc. (a)	34,566	335,981
Applied Micro Circuits Corp. (a)	26,037	180,957
Cavium, Inc. (a)	22,219	1,293,146
CEVA, Inc. (a)	6,844	240,019
Cirrus Logic, Inc. (a)	21,556	1,145,701
Diodes, Inc. (a)	13,108	279,725
DSP Group, Inc. (a)	7,506	90,147
Emcore Corp.	8,298	47,299
Exar Corp. (a)	13,336	124,158
FormFactor, Inc. (a)	23,582	255,865
GigPeak, Inc. (a)	18,816	44,218
Inphi Corp. (a)	13,909	605,180
Integrated Device Technology, Inc. (a)	46,404	1,071,932
Intersil Corp., Class A	46,170	1,012,508
IXYS Corp.	8,052	97,027
Kopin Corp. (a)	23,410	51,034
Lattice Semiconductor Corp. (a)	41,363	268,446
MACOM Technology Solutions Holdings, Inc. (a)	8,023	339,694
MaxLinear, Inc., Class A (a)	19,247	390,137
Microsemi Corp. (a)	39,166	1,644,189
Monolithic Power Systems, Inc.	13,346	1,074,353
Power Integrations, Inc.	9,348	589,204
Rambus, Inc. (a)	37,184	464,800
Semtech Corp. (a)	22,413	621,512
Sigma Designs, Inc. (a)	11,772	91,704
Silicon Laboratories, Inc. (a)	14,181	833,843

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Semiconductors & Components (continued)
Vishay Intertechnology, Inc.	47,030	$662,653

		15,968,353
Semiconductors & Semiconductor Equipment — 0.2%
Ambarella, Inc. (a)	11,039	812,581
Xcerra Corp. (a)	17,414	105,529

		918,110
Shipping — 0.4%
GasLog Ltd.	14,520	211,266
Gener8 Maritime, Inc. (a)	13,182	67,492
Golar LNG Ltd.	30,929	655,695
Matson, Inc.	14,845	592,018
Nordic American Tankers Ltd. (b)	29,717	300,439
Scorpio Tankers, Inc.	56,522	261,697
Ship Finance International Ltd. (b)	20,367	300,006
Teekay Corp.	17,126	132,041
Teekay Tankers Ltd., Class A	42,338	107,115
Tidewater, Inc.	14,207	40,064

		2,667,833
Software — 0.6%
Actua Corp. (a)	12,737	164,944
Castlight Health, Inc., Class B (a)	14,188	59,022
Five9, Inc. (a)	11,357	178,078
FleetMatics Group PLC (a)	13,517	810,750
Gigamon, Inc. (a)	11,222	614,966
Globant SA (a)	8,862	373,267
Instructure, Inc. (a)	3,489	88,516
MobileIron, Inc. (a)	14,122	38,836
Model N, Inc. (a)	7,511	83,447
Park City Group, Inc. (a)(b)	4,920	58,056
Paycom Software, Inc. (a)	15,164	760,171
pdvWireless, Inc. (a)(b)	3,396	77,768
Qualys, Inc. (a)	9,389	358,566
Rubicon Project, Inc. (a)	13,164	108,998

		3,775,385
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A (a)	8,661	79,421
Aaron’s, Inc.	22,913	582,448
Abercrombie & Fitch Co., Class A	23,871	379,310
America’s Car-Mart, Inc. (a)	2,795	101,710
American Eagle Outfitters, Inc.	57,300	1,023,378
Asbury Automotive Group, Inc. (a)	7,012	390,358
Ascena Retail Group, Inc. (a)	60,042	335,635
Barnes & Noble Education, Inc. (a)	14,043	134,392
Barnes & Noble, Inc.	21,724	245,481
Big 5 Sporting Goods Corp.	6,083	82,850
Blue Nile, Inc.	3,641	125,323
BMC Stock Holdings, Inc. (a)	18,868	334,530
Boot Barn Holdings, Inc. (a)	4,129	46,988

Common Stocks	Shares	Value
Specialty Retail (continued)
Buckle, Inc.	9,831	$236,239
Build-A-Bear Workshop, Inc. (a)	4,129	42,776
Caleres, Inc.	14,987	379,021
Cato Corp., Class A	8,715	286,636
Chico’s FAS, Inc.	44,769	532,751
Children’s Place Retail Stores, Inc.	6,506	519,634
Citi Trends, Inc.	5,002	99,690
Conn’s, Inc. (a)(b)	7,152	73,809
Container Store Group, Inc. (a)	5,891	29,573
Destination XL Group, Inc. (a)	11,563	50,068
DSW, Inc., Class A	23,314	477,471
Express, Inc. (a)	25,725	303,298
Finish Line, Inc., Class A	14,366	331,567
Five Below, Inc. (a)	18,426	742,384
Francesca’s Holdings Corp. (a)	12,878	198,708
FTD Cos., Inc. (a)	6,183	127,184
Genesco, Inc. (a)	7,173	390,642
GNC Holdings, Inc., Class A	23,449	478,829
Group 1 Automotive, Inc.	7,226	461,597
Guess?, Inc.	21,066	307,774
Haverty Furniture Cos., Inc.	6,351	127,274
Hibbett Sports, Inc. (a)	7,845	313,015
Lands’ End, Inc. (a)(b)	5,154	74,733
Lithia Motors, Inc., Class A	8,185	781,831
Lumber Liquidators Holdings, Inc. (a)(b)	9,151	180,000
MarineMax, Inc. (a)	8,565	179,437
Monro Muffler Brake, Inc.	10,847	663,511
Office Depot, Inc.	191,735	684,494
Party City Holdco, Inc. (a)	9,384	160,654
Performance Sports Group Ltd. (a)(b)	14,067	57,112
Pier 1 Imports, Inc.	28,774	122,002
Regis Corp. (a)	12,868	161,493
Restoration Hardware Holdings, Inc. (a)	13,304	460,052
RetailMeNot, Inc. (a)	13,904	137,511
Shoe Carnival, Inc.	5,010	133,567
Shutterfly, Inc. (a)	11,923	532,243
Sonic Automotive, Inc., Class A	9,965	187,342
Sportsman’s Warehouse Holdings, Inc. (a)	8,591	90,377
Stage Stores, Inc.	8,255	46,311
Stamps.com, Inc. (a)	5,589	528,216
Stein Mart, Inc.	11,065	70,263
Systemax, Inc.	4,457	35,299
Tailored Brands, Inc.	17,025	267,292
Tilly’s, Inc., Class A (a)	4,177	39,222
Vitamin Shoppe, Inc. (a)	8,327	223,580
Wayfair, Inc., Class A (a)(b)	10,772	424,094
Zumiez, Inc. (a)	5,905	106,290

		16,718,690

22	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Steel — 0.4%
AK Steel Holding Corp. (a)	81,847	$395,321
Allegheny Technologies, Inc.	37,599	679,414
Carbonite, Inc. (a)	6,553	100,654
Carpenter Technology Corp.	16,034	661,563
Handy & Harman Ltd. (a)	1,333	28,046
Olympic Steel, Inc.	3,045	67,295
Ryerson Holding Corp. (a)	4,469	50,455
Schnitzer Steel Industries, Inc., Class A	8,964	187,348
TimkenSteel Corp.	13,992	146,216

		2,316,312
Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc. (a)	16,989	423,875
CTS Corp.	10,663	198,332
Fabrinet (a)	12,096	539,361
Kimball Electronics, Inc. (a)	9,810	135,967
Plexus Corp. (a)	11,543	539,981

		1,837,516
Telecommunications Equipment — 0.4%
Applied Optoelectronics, Inc. (a)	5,693	126,441
CalAmp Corp. (a)	12,347	172,241
Clearfield, Inc. (a)	3,630	68,244
Inteliquent, Inc.	11,480	185,287
Knowles Corp. (a)	30,771	432,333
Oclaro, Inc. (a)	38,550	329,602
Ubiquiti Networks, Inc. (a)	9,034	483,319
Viavi Solutions, Inc. (a)	81,504	602,315
Vocera Communications, Inc. (a)	8,745	147,790

		2,547,572
Textile Products — 0.1%
Culp, Inc.	3,677	109,464
Interface, Inc.	22,424	374,257
Unifi, Inc. (a)	5,435	159,952

		643,673
Textiles Apparel & Shoes — 0.8%
Columbia Sportswear Co.	9,284	526,774
Crocs, Inc. (a)	25,424	211,019
Deckers Outdoor Corp. (a)	11,175	665,471
Delta Apparel, Inc. (a)	2,727	44,886
Fossil Group, Inc. (a)	14,493	402,471
G-III Apparel Group Ltd. (a)	14,672	427,689
Iconix Brand Group, Inc. (a)	15,455	125,494
Oxford Industries, Inc.	5,217	353,191
Perry Ellis International, Inc. (a)	4,188	80,745
Sequential Brands Group, Inc. (a)	14,270	114,160
Steven Madden Ltd. (a)	21,348	737,787
Superior Uniform Group, Inc.	2,476	49,000
Vera Bradley, Inc. (a)	6,586	99,778
Vince Holding Corp. (a)	8,258	46,575

Common Stocks	Shares	Value
Textiles Apparel & Shoes (continued)
Weyco Group, Inc.	2,072	$55,675
Wolverine World Wide, Inc.	33,357	768,212

		4,708,927
Tobacco — 0.2%
Alliance One International, Inc. (a)	2,927	55,964
Turning Point Brands, Inc. (a)	1,734	20,843
Universal Corp.	7,538	438,862
Vector Group Ltd.	32,005	689,068

		1,204,737
Toys — 0.0%
JAKKS Pacific, Inc. (a)	4,759	41,118
Transportation Miscellaneous — 0.4%
Costamare, Inc.	8,658	79,134
Echo Global Logistics, Inc. (a)	10,039	231,500
Hub Group, Inc., Class A (a)	11,621	473,672
Scorpio Bulkers, Inc. (a)(b)	17,709	61,273
Textainer Group Holdings Ltd.	8,719	65,305
Wesco Aircraft Holdings, Inc. (a)	19,140	257,050
XPO Logistics, Inc. (a)	33,775	1,238,529

		2,406,463
Truckers — 0.6%
ArcBest Corp.	8,499	161,651
Celadon Group, Inc.	9,272	81,037
Covenant Transportation Group, Inc., Class A (a)	3,907	75,522
Forward Air Corp.	10,336	447,135
FRP Holdings, Inc. (a)	1,989	61,798
Heartland Express, Inc.	15,481	292,281
Knight Transportation, Inc.	22,839	655,251
Marten Transport Ltd.	7,803	163,863
PAM Transportation Services, Inc. (a)	846	16,937
Roadrunner Transportation Systems, Inc. (a)	11,540	92,089
Saia, Inc. (a)	8,636	258,735
Swift Transportation Co. (a)	26,027	558,800
Universal Truckload Services, Inc.	2,888	38,757
USA Truck, Inc. (a)	2,812	28,795
Werner Enterprises, Inc.	15,355	357,311
YRC Worldwide, Inc. (a)	11,512	141,828

		3,431,790
Utilities: Electrical — 1.9%
ALLETE, Inc.	17,076	1,018,071
Atlantic Power Corp.	40,171	99,222
Avista Corp.	21,748	908,849
Black Hills Corp.	17,783	1,088,675
El Paso Electric Co.	13,915	650,805
Empire District Electric Co.	15,234	520,089
Genie Energy Ltd. (a)	3,302	19,482

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Utilities: Electrical (continued)
IDACORP, Inc.	17,360	$1,358,941
MGE Energy, Inc.	11,947	675,125
NorthWestern Corp.	16,766	964,548
NRG Yield, Inc., Class A	12,306	200,834
NRG Yield, Inc., Class C	21,992	372,984
Otter Tail Corp.	13,101	453,164
Pattern Energy Group, Inc.	23,162	520,913
PNM Resources, Inc.	27,547	901,338
Portland General Electric Co.	30,836	1,313,305
Spark Energy, Inc., Class A	1,814	52,842
Talen Energy Corp. (a)	28,924	400,597
Unitil Corp.	4,747	185,418

		11,705,202
Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	5,010	305,911
Delta Natural Gas Co., Inc.	2,148	51,230
New Jersey Resources Corp.	29,540	970,684
Northwest Natural Gas Co.	9,330	560,826
South Jersey Industries, Inc.	27,545	813,955
Southwest Gas Corp.	16,287	1,137,810
Spire, Inc.	15,399	981,532
WGL Holdings, Inc.	17,383	1,089,914

		5,911,862
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	13,508	653,922
Utilities: Telecommunications — 1.1%
8x8, Inc. (a)	30,130	464,906
ATN International, Inc.	3,625	235,770
Boingo Wireless, Inc. (a)	11,830	121,612
Cincinnati Bell, Inc. (a)	73,109	298,285
Cogent Communications Group, Inc.	14,358	528,518
Consolidated Communications Holdings, Inc.	16,936	427,465
Fairpoint Communications, Inc. (a)	7,533	113,221
General Communication, Inc., Class A (a)	10,208	140,360
Globalstar, Inc. (a)(b)	129,691	156,926
GTT Communications, Inc. (a)	9,146	215,205
Hawaiian Telcom Holdco, Inc. (a)	1,864	41,735
IDT Corp., Class B	5,733	98,837
inContact, Inc. (a)	20,228	282,787
Iridium Communications, Inc. (a)	28,793	233,511
j2 Global, Inc.	16,207	1,079,548
Lumos Networks Corp. (a)	6,628	92,792
NeuStar, Inc., Class A (a)	5,171	137,497
NII Holdings, Inc. (a)	19,047	63,427
ORBCOMM, Inc. (a)	22,365	229,241
Shenandoah Telecommunications Co.	15,779	429,347
Spok Holdings, Inc.	6,730	119,929

Common Stocks	Shares	Value
Utilities: Telecommunications (continued)
Straight Path Communications, Inc., Class B (a)(b)	3,312	$84,820
Vonage Holdings Corp. (a)	65,500	432,955
West Corp.	15,376	339,502
Windstream Holdings, Inc. (b)	33,085	332,504

		6,700,700
Utilities: Water — 0.3%
American States Water Co.	12,661	507,073
Artesian Resources Corp., Class A	2,420	69,067
California Water Service Group	16,586	532,245
Connecticut Water Service, Inc.	3,689	183,454
Consolidated Water Co. Ltd.	4,660	54,149
Global Water Resources, Inc. (b)	2,173	17,405
Middlesex Water Co.	5,437	191,600
SJW Corp.	5,557	242,730
York Water Co.	4,206	124,750

		1,922,473
Total Common Stocks — 98.2%		600,261,804

Other Interests — 0.0%	Beneficial Interest (000)
Gerber Scientific, Inc. (d)	$13	129

Rights — 0.0%	Shares
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR, 07/16/18 (a)	28,200	89,535
Total Long-Term Investments (Cost — $498,402,840) — 98.2%		600,351,468

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(e)(f)	9,266	9,266,334

	Shares
BlackRock T-Fund, Institutional Class, 0.20% (c)(e)	29,311,384	29,311,384

24	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Value
Total Short-Term Securities (Cost — $38,577,718) — 6.3%	$38,577,718
Total Investments (Cost — $536,980,558*) — 104.5%	638,929,186
Liabilities in Excess of Other Assets — (4.5)%	(27,546,601)

Net Assets — 100.0%	$611,382,585

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Value
Tax cost	$523,716,084
Gross unrealized appreciation	130,656,961
Gross unrealized depreciation	(15,443,859)

Net unrealized appreciation	$115,213,102

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Net Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	232,669	—	(232,669)[1]	—	—	$56,489		—
BlackRock Liquidity Series, LLC, Money Market Series	10,324,484	—	(1,058,150)[1]	9,266,334	$9,266,334	$783,786	[2]	—
BlackRock T-Fund, Institutional Class	—	78,776,249	(49,464,865)	29,311,384	$29,311,384	$5,193		—
PennyMac Financial Services, Inc.	3,162	—	—	3,162	$53,786	—		—
PennyMac Mortgage Investment Trust	15,395	8,050	—	23,445	$365,273	$17,012		—
Total					$38,996,777	$862,480		—

[1] Represents net shares/beneficial interest sold.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	25

Schedule of Investments (continued)	Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
90	Russell 2000 Mini Index	December 2016	$11,234,700	$85,933

Portfolio Abbreviation

REIT	Real Estate Investment Trust

26	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Master Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$600,189,989	$28,515	$43,300	$600,261,804
Other Interests	—	—	129	129
Rights	—	—	89,535	89,535
Short-Term Securities	29,311,384	9,266,334	—	38,577,718

Total	$629,501,373	$9,294,849	$132,964	$638,929,186

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$85,933	—	—	$85,933

[1] See above Schedule of Investments for values in each industry.

[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	27

Schedule of Investments (concluded)	Master Small Cap Index Series

The Master Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$1,375,000	—	—	$1,375,000
Liabilities:
Collateral on securities loaned at value	—	$(9,266,334)	—	(9,266,334)

Total	$1,375,000	$(9,266,334)	—	$(7,891,334)

During the period ended September 30, 2016, there were no transfers between levels.

28	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 22, 2016